UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03605

                             Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                             Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Institutional Funds

50 South LaSalle Street

                            Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-7547

Date of fiscal year end: November 30

Date of reporting period: February 28, 2015

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO	FEBRUARY 28, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 4.5%
ABS Other - 4.5%
Bedford Row Funding Corp.,
0.32%, 3/25/15(1)	$48,000	$47,990
Collateralized Commercial Paper Co. LLC,
0.35%, 7/31/15	44,000	43,937
Collateralized Commercial Paper II Co.,
0.28%, 4/1/15(1)	113,000	112,973
0.29%, 4/28/15(1) (2)	47,000	47,000
Kells Funding LLC,
0.18%, 4/27/15	51,000	50,985
0.26%, 4/27/15(1) (2)	54,000	53,996
0.23%, 6/12/15(1)	59,000	58,960
Victory Receivables Corp.,
0.17%, 3/9/15(1)	18,000	17,999
0.17%, 3/10/15(1)	52,000	51,998
0.17%, 3/19/15(1)	31,000	30,997

		516,835

Total ABS Commercial Paper (Cost $516,835)		516,835

ASSET-BACKED SECURITIES - 0.6%
Car Loan - 0.6%
Honda Auto Receivables Owner Trust, Series 2014-4,
0.22%, 5/22/15	34,067	34,067
Honda Auto Receivables, Series 2015-1, Class A1,
0.24%, 6/14/15	38,631	38,631

		72,698

Total Asset-Backed Securities (Cost $72,698)		72,698

CERTIFICATES OF DEPOSIT - 37.5%
Banking - 37.5%
Bank of America N.A.,
0.26%, 4/1/15	29,000	29,000
Bank of America N.A., Chicago Branch,
0.26%, 3/3/15	8,000	8,000
Bank of America N.A., New York Branch,
0.26%, 3/16/15	25,000	25,000
0.20%, 3/23/15	40,000	40,000
0.30%, 7/17/15	35,000	35,000
0.32%, 9/1/15	56,000	56,000
Bank of Montreal, Chicago Branch,
0.20%, 3/18/15	63,000	63,000
0.22%, 4/10/15	24,000	24,000
Bank of Nova Scotia, Houston,
0.21%, 3/2/15, FRCD(2)	65,000	65,000
0.25%, 3/9/15, FRCD(2)	70,000	70,000
0.31%, 3/11/15, FRCD(2)	40,000	40,000
0.25%, 4/8/15, FRCD	23,000	23,000
0.26%, 5/5/15, FRCD(2)	76,000	76,000
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.23%, 4/14/15	80,000	80,000
0.25%, 4/14/15	12,000	12,000
0.24%, 4/29/15	68,000	68,000
Canadian Imperial Bank of Commerce,
0.26%, 3/2/15, FRCD(2)	25,000	25,000
0.20%, 5/20/15	47,000	47,000
Citibank N.A.,
0.25%, 3/11/15	95,000	95,000
Citibank N.A., New York Branch,
0.25%, 3/23/15	15,000	15,000
Commonwealth Bank of Australia, London,
0.27%, 3/24/15, FRCD	37,000	37,000
0.36%, 9/15/15	63,000	63,000
DNB Nor Bank ASA, London,
0.20%, 3/6/15	70,000	70,000
DNB Nor Bank ASA, New York Branch,
0.18%, 5/5/15	33,000	33,000
0.20%, 5/26/15	45,000	45,000
HSBC Bank PLC, London Branch,
0.25%, 3/24/15	80,000	80,000
0.31%, 6/17/15	35,000	35,000
0.32%, 6/26/15	52,000	52,005
JPMorgan Chase Bank N.A.,
0.31%, 4/23/15, FRCD(2)	62,000	62,000
0.25%, 6/2/15	80,000	80,000
JPMorgan Chase Bank N.A., New York Branch,
0.29%, 4/17/15, FRCD	76,000	76,000
Mitsubishi UFJ Trust & Banking Corp.,
0.25%, 3/18/15	46,000	46,000
0.26%, 4/7/15	40,000	40,000
0.25%, 5/1/15	34,000	34,000
Mizuho Bank Ltd., New York Branch,
0.26%, 3/24/15	35,000	35,000
National Australia Bank Ltd., London,
0.27%, 3/2/15(2)	45,000	45,000
0.24%, 3/18/15	80,000	80,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 37.5% continued
Banking - 37.5% continued
National Bank of Canada, New York,
0.35%, 8/19/15	$48,000	$48,000
Nordea Bank Finland PLC, New York,
0.23%, 5/20/15	61,000	61,000
Norinchukin Bank, New York Branch,
0.28%, 3/12/15	46,545	46,545
Oversea-Chinese Banking Corp. Ltd.,
0.22%, 5/11/15	63,000	63,000
0.21%, 5/28/15	32,000	32,000
Rabobank Nederland, London Branch,
0.21%, 4/22/15	80,000	80,000
0.20%, 5/5/15	85,000	85,000
0.21%, 5/8/15	80,000	80,000
Rabobank Nederland, New York Branch,
0.21%, 3/9/15, FRCD(2)	70,000	70,000
0.30%, 9/1/15	55,000	55,000
Royal Bank of Canada, New York,
0.28%, 3/2/15, FRCD(2)	10,100	10,100
0.27%, 7/6/15	105,000	105,000
Shizuoka Bank, New York Branch,
0.23%, 3/16/15	31,000	31,000
0.24%, 4/1/15	43,000	43,000
Skandinaviska Enskilda Banken AB, New York,
0.20%, 3/3/15	77,000	77,000
0.18%, 4/23/15	55,000	55,000
State Street Bank & Trust Co.,
0.25%, 3/22/15, FRCD(2)	70,000	70,000
0.31%, 4/7/15, FRCD(2)	49,000	49,000
Sumitomo Mitsui Bank, New York,
0.24%, 5/11/15	55,000	55,000
Sumitomo Mitsui Banking Corp.,
0.28%, 5/13/15	13,000	13,000
0.28%, 5/20/15	90,000	90,001
Sumitomo Mitsui Banking Corp., New York,
0.24%, 5/5/15	54,000	54,000
Sumitomo Mitsui Trust Bank Ltd.
0.26%, 4/13/15	36,000	36,000
0.23%, 5/26/15	67,000	66,999
Svenska Handelsbanken AB, New York,
0.18%, 3/18/15	75,000	75,000
0.19%, 4/13/15	30,000	30,000
Toronto Dominion Bank, New York,
0.18%, 3/3/15	82,000	82,000
0.19%, 4/22/15	47,000	47,000
0.27%, 5/22/15, FRCD(2)	54,000	54,000
0.24%, 6/12/15	52,000	52,000
0.25%, 7/16/15	55,000	55,000
0.26%, 7/17/15	50,000	50,000
0.53%, 2/24/16	37,000	37,000
US Bank N.A.,
0.16%, 4/28/15	57,000	57,000
Wells Fargo Bank N.A.,
0.24%, 3/2/15, FRCD(2)	43,470	43,470
0.27%, 3/2/15, FRCD(2)	47,525	47,525
0.27%, 3/3/15, FRCD(2)	60,000	60,000
0.23%, 4/7/15	82,000	82,000
0.30%, 4/20/15, FRCD(2)	30,000	30,000
0.23%, 5/4/15	105,000	105,000
0.23%, 5/13/15	88,000	88,000
0.29%, 5/18/15, FRCD(2)	5,800	5,799
0.31%, 5/26/15, FRCD(2)	55,000	55,000
0.27%, 8/7/15	45,000	45,000
Westpac Banking Corp., New York,
0.26%, 3/25/15, FRCD	5,000	5,000
0.27%, 5/26/15, FRCD	29,000	29,000

		4,319,444

Total Certificates of Deposit (Cost $4,319,444)		4,319,444

COMMERCIAL PAPER - 12.7%
Automotive - 0.7%
Toyota Motor Credit Corp.,
0.21%, 5/12/15	82,000	81,966

Banking - 5.6%
Australia and New Zealand Banking Group,
0.28%, 5/20/15(1) (2)	84,000	84,000
Commonwealth Bank of Australia,
0.27%, 5/26/15(1) (2)	24,000	23,999
DBS Bank Ltd.,
0.24%, 3/16/15(1)	18,050	18,048
0.18%, 4/28/15(1)	45,000	44,987
Nordea Bank AB,
0.28%, 8/26/15(1) (3)	56,000	55,924
Oversea-Chinese Banking Corp.,
0.17%, 3/26/15	41,000	40,995
0.21%, 4/1/15	81,000	80,985
0.18%, 4/28/15	30,000	29,992

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 12.7% continued
Banking - 5.6% continued
0.28%, 6/16/15	$36,000	$35,970
PNC Bank N.A.,
0.41%, 9/10/15	75,000	74,839
Skandinaviska Enskilda Banken AB,
0.20%, 3/5/15(1)	37,750	37,749
State Street Corp.,
0.18%, 4/21/15	44,000	43,989
United Overseas Bank Ltd.,
0.24%, 4/7/15(1)	29,000	28,993
United Overseas Bank Ltd., Singapore
0.25%, 3/3/15(1)	50,000	49,999

		650,469

Brokerage - 1.3%
JP Morgan Securities LLC,
0.27%, 5/13/15	62,000	61,966
0.30%, 7/22/15	48,415	48,357
0.30%, 8/3/15	38,000	37,951

		148,274

Diversified Manufacturing - 2.8%
General Electric Co.,
0.06%, 3/3/15	255,000	254,999
0.06%, 3/4/15	10,000	10,000
0.06%, 3/5/15	56,000	56,000

		320,999

Finance Companies - 1.2%
General Electric Capital Corp.,
0.20%, 4/6/15	24,000	23,995
0.20%, 4/7/15	17,000	16,997
0.28%, 8/5/15	75,000	74,908
0.25%, 8/7/15	21,000	20,977

		136,877

Food and Beverage - 0.3%
Coca-Cola (The) Co.,
0.29%, 9/18/15	32,000	31,948

Foreign Agencies - 0.8%
Electricite De France S.A.,
0.19%, 4/24/15(1)	41,000	40,988
Korea Development Bank,
0.29%, 5/5/15	46,000	45,976

		86,964

Total Commercial Paper (Cost $1,457,497)		1,457,497

CORPORATE NOTES/BONDS - 4.2%
Automotive - 1.0%
American Honda Finance Corp.,
0.25%, 4/7/15, FRN(2)	111,000	111,000

Banking - 1.1%
Bank of Montreal, Chicago Branch,
0.40%, 5/12/15, FRN(2)	11,000	11,006
Bank of Nova Scotia, Covered Program Book,

1.65%, 10/29/15(1)	10,650	10,736
Bank of Nova Scotia, Houston Branch,
0.40%, 4/2/15, FRN(2)	20,000	20,012
Bank of Nova Scotia, Houston,
0.48%, 4/13/15, FRN(2)	36,000	36,061
Canadian Imperial Bank of Commerce,
2.35%, 12/11/15	12,000	12,168
Commonwealth Bank of Australia,
0.85%, 4/8/15, FRN(1) (2)	20,000	20,069
Westpac Banking Corp.,
3.00%, 12/9/15	21,000	21,398

		131,450

Foreign Agencies - 0.9%
Export Development Canada,
0.18%, 3/2/15, FRN(1) (2)	40,000	40,000
0.19%, 3/2/15, FRN(1) (2)	13,000	13,000
0.15%, 3/13/15, FRN(1) (2)	45,000	45,000

		98,000

Foreign Local Government - 0.2%
Province of Quebec Canada,
4.60%, 5/26/15	22,295	22,524

Integrated Energy - 0.1%
Shell International Finance B.V.,
0.33%, 5/11/15, FRN(2)	11,000	11,005

Pharmaceuticals - 0.1%
Wyeth LLC
5.50%, 2/15/16	13,030	13,658

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS - 4.2% continued
Retailers - 0.3%
Wal-Mart Stores,
5.32%, 6/1/15, FRN	$30,000	$30,389

Supranational - 0.5%
International Bank for Reconstruction & Development,
0.14%, 3/2/15, FRN(2)	26,000	25,995
0.30%, 10/9/15	35,000	35,000

		60,995

Total Corporate Notes/Bonds (Cost $479,021)		479,021

EURODOLLAR TIME DEPOSITS - 23.3%
Banking - 23.3%
Australia and New Zealand Banking,
0.06%, 3/2/15	109,000	109,000
0.07%, 3/2/15	279,000	279,000
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.08%, 3/2/15	285,000	285,000
0.14%, 3/2/15	285,000	285,000
0.14%, 3/3/15	283,000	283,000
Barclays Bank PLC, London Branch,
0.13%, 3/2/15	207,021	207,021
Credit Agricole S.A., London,
0.10%, 3/2/15	126,000	126,000
Den Norske Bank, Grand Cayman,
0.05%, 3/2/15	56,000	56,000
HSBC Holdings PLC, Paris Branch,
0.14%, 3/2/15	315,000	315,000
Nordea Bank, Grand Cayman,
0.05%, 3/2/15	522,000	522,000
Shizuoka Bank, New York Branch,
0.10%, 3/2/15	211,000	211,000

		2,678,021

Total Eurodollar Time Deposits (Cost $2,678,021)		2,678,021

MEDIUM TERM NOTES - 0.3%
Banking - 0.3%
Royal Bank of Canada,
2.63%, 12/15/15	38,000	38,651

Total Medium Term Notes (Cost $38,651)		38,651

U.S. GOVERNMENT AGENCIES - 13.6%(4)
Federal Farm Credit Bank - 2.6%
FFCB Discount Notes,
0.11%, 4/7/15	15,000	14,998
0.20%, 7/23/15	38,000	37,970
0.18%, 11/24/15	20,000	19,973
FFCB FRN,
0.17%, 3/2/15(2)	95,000	94,989
0.20%, 3/2/15(2)	20,000	20,000
0.14%, 3/15/15(2)	25,000	24,997
0.15%, 3/19/15(2)	25,000	24,999
0.16%, 3/22/15(2)	25,000	24,996
0.13%, 4/14/15	30,000	30,000

		292,922

Federal Home Loan Bank - 9.6%
FHLB Bonds,
0.38%, 3/13/15	15,000	15,001
0.20%, 8/12/15	52,015	52,012
0.20%, 10/16/15	18,000	17,995
0.33%, 2/18/16	15,500	15,499
0.34%, 3/9/16	54,000	53,990
0.34%, 3/14/16	60,000	59,985
FHLB Discount Notes,
0.08%, 3/13/15	66,000	65,998
0.09%, 3/18/15	73,000	72,997
0.10%, 3/18/15	74,600	74,597
0.09%, 3/20/15	59,000	58,997
0.10%, 3/20/15	35,000	34,998
0.09%, 3/25/15	69,000	68,996
0.07%, 4/6/15	80,000	79,994
0.18%, 11/18/15	13,500	13,482
0.18%, 11/19/15	30,000	29,961
FHLB FRN,
0.12%, 3/7/15(2)	150,000	149,998
0.16%, 3/11/15(2)	63,000	62,995
0.12%, 3/20/15(2)	129,000	128,990
0.17%, 3/23/15(2)	50,000	50,000

		1,106,485

Federal Home Loan Mortgage Corporation - 0.5%
FHLMC Discount Note,
0.10%, 4/21/15	55,000	54,992

Federal National Mortgage Association - 0.9%
FNMA FRN,
0.14%, 3/5/15(2)	35,000	34,997

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 13.6%(4) continued
Federal National Mortgage Association - 0.9% continued
0.16%, 3/21/15(2)	$50,000	$50,008
0.19%, 3/26/15(2)	20,000	19,996

		105,001

Total U.S. Government Agencies (Cost $1,559,400)		1,559,400

U.S. GOVERNMENT OBLIGATIONS - 4.3%
U.S. Treasury Bills - 1.1%
0.13%, 3/5/15	44,620	44,620
0.22%, 12/10/15	34,000	33,942
0.27%, 1/7/16	51,000	50,883

		129,445

U.S. Treasury Floating Rate Notes - 3.2%
0.07%, 3/2/15(2)	149,000	149,002
0.09%, 3/2/15(2)	107,332	138,954
0.10%, 3/2/15(2)	80,000	79,996

		367,952

Total U.S. Government Obligations (Cost $497,397)		497,397

MUNICIPAL INVESTMENTS - 1.5%
California - 0.1%
Saddleback Valley Community Church,
(FHLB of San Francisco LOC),
0.11%, 3/9/15	13,320	13,320

Illinois - 0.3%
City of Chicago U.S. CP,
(Wells Fargo Bank N.A. LOC),
0.19%, 3/11/15	29,045	29,043

Minnesota - 0.1%
Minnesota State Office of Higher Education Taxable Revenue VRDB, Student, Series A,
(U.S. Bank N.A. LOC),
0.11%, 3/9/15	12,600	12,600

New York - 1.0%
Long Island Power Authority Municipal Interest Bearing CP,
(Royal Bank of Canada LOC),
0.16%, 4/14/15	45,000	45,000
RBC Municipal Products, Inc. Trust Taxable Floater Revenue Notes, Series E-51,
(Royal Bank of Canada LOC),
0.27%, 3/9/15(1) (2)	23,485	23,485
RBC Municipal Products, Inc. Trust Taxable Floater Revenue Notes, Series E-52,
(Royal Bank of Canada LOC),
0.27%, 3/9/15(1) (2)	28,505	28,505
Saratoga County IDA Taxable Revenue VRDB,
(JPMorgan Chase Bank N.A. LOC),
0.09%, 3/9/15	23,265	23,265

		120,255

Total Municipal Investments (Cost $175,218)		175,218

Investments, at Amortized Cost ($11,794,182)		11,794,182

REPURCHASE AGREEMENTS - 5.6%
Joint Repurchase Agreements - 1.8%(5)
Bank of America Securities LLC, dated 2/27/15, repurchase price $68,359
0.05%, 3/6/15	68,358	68,358
Morgan Stanley & Co., Inc., dated 2/27/15, repurchase price $68,359
0.06%, 3/6/15	68,358	68,358
Societe Generale, New York Branch, dated 2/27/15, repurchase price $68,359
0.07%, 3/6/15	68,358	68,358

		205,074

Repurchase Agreements - 3.8%(6)
Federal Reserve Bank of New York, dated 2/27/15, repurchase price $100,000
0.05%, 3/2/15	100,000	100,000
Federal Reserve Bank of New York, dated 2/27/15, repurchase price $155,002
0.06%, 3/5/15	155,000	155,000
JPMorgan Securities Corp., dated 2/27/15, repurchase price $105,023
0.24%, 3/7/15	105,000	105,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 5.6% continued
Repurchase Agreements - 3.8%(6) continued
JPMorgan Securities LLC, dated 2/27/15, repurchase price $77,030
0.47%, 5/30/15	$77,000	$77,000

		437,000

Total Repurchase Agreements (Cost $642,074)		642,074

Total Investments - 108.1% (Cost $12,436,256)(7)		12,436,256

Liabilities less Other Assets - (8.1)%		(928,704)

NET ASSETS - 100.0%		$11,507,552

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	Restricted security has been deemed illiquid. At February 28, 2015, the value of this restricted illiquid security amounted to approximately $55,924,000 or 0.5% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Nordea Bank AB,
0.28%, 8/26/15	2/26/15	$55,923

(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$21,323	0.75% - 4.38%	1/15/25 - 2/15/44
U.S. Treasury Notes	$187,896	0.13% - 2.88%	4/15/16 - 1/15/24

Total	$209,219

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
Common Stock	$113,423	Not Applicable	Not Applicable
Corporate Bonds	$82,392	0.00% - 7.75%	2/28/15 - 3/1/45
U.S. Treasury Bond	$55,029	4.63%	2/15/40
U.S. Treasury Notes	$199,973	1.75% - 2.13%	8/15/21 - 5/15/22

Total	$450,817

(7)	The cost for federal income tax purposes was $12,436,256.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of February 28, 2015:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Diversified Assets Portfolio	$—	$12,436,256	(1) (2)	$—	$12,436,256

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the Diversified Assets Portfolio are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the Diversified Assets Portfolio as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 28, 2015 there were no transfers between Level 1, Level 2 or Level 3 classification based on levels assigned to the securities on November 30, 2014.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rates.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

MONEY MARKET PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2015 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABS - Asset Backed Securities

CP - Commercial Paper

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificate of Deposit

FRN - Floating Rate Notes

IDA - Industrial Development Authority

LOC - Letter of Credit

VRDB - Variable Rate Demand Bonds

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO	FEBRUARY 28, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 35.1%
U.S. Treasury Bills - 13.9%
0.01%, 3/5/15	$50,000	$50,000
0.05%, 3/5/15	285,000	284,999
0.24%, 3/5/15	190,000	189,541
0.13%, 6/25/15	25,000	24,988
0.14%, 6/25/15	816,000	815,629
0.15%, 6/25/15	250,000	249,884
0.13%, 7/9/15	75,000	74,963
0.07%, 8/20/15	95,000	94,968
0.19%, 12/10/15	196,000	195,707
0.20%, 12/10/15	100,000	99,851

		2,080,530

U.S. Treasury Floating Rate Notes - 17.2%
0.07%, 3/2/15(1)	1,085,000	1,084,717
0.09%, 3/2/15(1)	1,502,500	1,502,554

		2,587,271

U.S. Treasury Notes - 4.0%
0.25%, 5/31/15	200,000	200,094
0.38%, 8/31/15	150,000	150,189
0.25%, 9/30/15	100,000	100,077
1.25%, 9/30/15	150,000	150,969

		601,329

Total U.S. Government Obligations (Cost $5,269,130)		5,269,130

Investments, at Amortized Cost ($5,269,130)		5,269,130

REPURCHASE AGREEMENTS - 64.2%
Joint Repurchase Agreements - 0.5%(2)
Bank of America Securities LLC, dated 2/27/15, repurchase price $25,000
0.05%, 3/6/15	25,000	25,000
Morgan Stanley & Co., Inc., dated 2/27/15, repurchase price $25,000
0.06%, 3/6/15	25,000	25,000
Societe Generale, New York Branch, dated 2/27/15, repurchase price $25,000
0.07%, 3/6/15	25,000	25,000

		75,000

Repurchase Agreements - 63.7%(3)
Barclays Capital, Inc., dated 2/27/15, repurchase price $50,000
0.05%, 3/2/15	50,000	50,000
BNP Paribas Securities Corp., dated 2/05/15, repurchase price $500,031
0.07%, 3/9/15	500,000	500,000
Citigroup Global Markets, Inc., dated 2/27/15, repurchase price $281,820
0.06%, 3/2/15	281,819	281,819
Deutsche Bank Securities, Inc., dated 2/27/15, repurchase price $2,500,013
0.06%, 3/2/15	2,500,000	2,500,000
Federal Reserve Bank of New York, dated 2/26/15, repurchase price $1,336,015
0.06%, 3/5/15	1,336,000	1,336,000
Federal Reserve Bank of New York, dated 2/26/15, repurchase price $3,250,013
0.05%, 3/2/15	3,250,000	3,250,000
HSBC Securities (USA), Inc., dated 2/27/15, repurchase price $130,001
0.05%, 3/2/15	130,000	130,000
Societe Generale, New York Branch, dated 2/24/15, repurchase price $1,500,015
0.05%, 3/3/15	1,500,000	1,500,000

		9,547,819

Total Repurchase Agreements (Cost $9,622,819)		9,622,819

Total Investments - 99.3% (Cost $14,891,949)(4)		14,891,949

Other Assets less Liabilities - 0.7%		100,331

NET ASSETS - 100.0%		$14,992,280

(1)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$7,798	0.75% - 4.38%	1/15/25 - 2/15/44
U.S. Treasury Notes	$68,718	0.13% - 2.88%	4/15/16 - 1/15/24

Total	$76,516

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO continued	FEBRUARY 28, 2015 (UNAUDITED)

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bills	$680,535	0.00% - 0.17%	3/5/15 - 1/7/16
U.S. Treasury Bonds	$1,937,470	0.20% - 8.88%	11/15/15 - 11/15/44
U.S. Treasury Notes	$7,030,480	0.13% - 4.88%	3/31/15 - 2/15/25

Total	$9,648,485

(4)	The cost for federal income tax purposes was $14,891,949.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of February 28, 2015:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Treasury Portfolio	$—	$14,891,949	(1)	$—	$14,891,949

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 28, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2014.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rates.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO	FEBRUARY 28, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7%
Alabama - 1.2%
Columbia Industrial Development Board PCR Refunding VRDB, Series A
0.01%, 3/2/15	$2,500	$2,500
Hoover Alabama Multifamily Housing Revenue Refunding VRDB, Royal Oaks Apartment Project,
(FHLMC LOC),
0.02%, 3/9/15	5,200	5,200
Taylor-Ryan Improvement District No. 2 VRDB, Special Assessment, Improvement,
(Wells Fargo Bank N.A. LOC),
0.03%, 3/9/15	5,500	5,500

		13,200

Arizona - 0.2%
Salt River Arizona Project Agricultural Improvement & Power District Electric Revenue Bonds, Eagle 20060014, Class A,
0.02%, 3/9/15(1)	2,300	2,300

California - 11.8%
California Infrastructure & Economic Development Bank Revenue Refunding VRDB, Pacific Gas & Electric, Series A,
(MUFG Union Bank N.A. LOC),
0.01%, 3/2/15	4,000	4,000
California State School Cash Reserve Program Authority Revenue Notes, Series E,
2.00%, 6/30/15	5,000	5,031
California State School Cash Reserve Program Authority TRANS, Series A,
2.00%, 6/1/15	3,000	3,014
California Statewide Communities Development Authority Revenue VRDB, American Baptist Homes West,
(Bank of America N.A. LOC),
0.03%, 3/9/15	2,000	2,000
California Statewide Communities Development Authority Revenue VRDB, Community Hospital of Monterey,
(Wells Fargo Bank N.A. LOC),
0.01%, 3/9/15	500	500
City of Salinas California Economic Development Revenue VRDB, Monterey County Public Building, Series A,
(Bank of New York Mellon LOC),
0.04%, 3/9/15	200	200
Corona California Multifamily Housing Revenue Refunding VRDB, Country Hills Project,
(FHLMC LOC),
0.02%, 3/9/15	2,355	2,355
County of Los Angeles G.O. Unlimited TRANS,
1.50%, 6/30/15	1,000	1,005
Golden Empire Schools Financing Authority Lease Revenue Floating Revenue Bonds, Variable Notes, Kern High School District,
0.22%, 3/9/15(2)	11,800	11,800
Kern Community College District Variable Refunding COPS,
0.12%, 3/9/15(2)	5,300	5,300
Metropolitan Water District of Southern California Variable Revenue Refunding Bonds, Series A-2,
0.07%, 3/9/15	13,000	13,000
Mission Viejo Community Development Financing Authority Revenue VRDB, Mall Improvement Project, Series A,
(MUFG Union Bank N.A. LOC),
0.02%, 3/9/15	2,000	2,000
Nuveen California Dividend Advantage Municipal Fund 3 VRDP, Series 1-1600,
0.10%, 3/9/15(1)	29,000	29,000
Nuveen California Dividend Advantage Municipal Fund Tax-Exempt Preferred Floating VRDP, Series 5,
0.09%, 3/9/15(1)	3,000	3,000
San Francisco City & County Finance Corp. Adjustable Revenue Refunding Bonds, Series 2008-1, Moscone Center,
(State Street Bank & Trust Co. LOC),
0.01%, 3/9/15	6,000	6,000
State of California RANS,
1.50%, 6/22/15	10,500	10,545
University of California Municipal CP,
0.01%, 3/9/15	20,000	20,000
West Hills Community College District COPS VRDB,
(MUFG Union Bank N.A. LOC),
0.02%, 3/9/15	10,000	10,000

		128,750

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
Colorado - 2.2%
City & County of Denver G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/15	$11,780	$12,021
Colorado Housing & Finance Authority Revenue VRDB, SFM, Series 1-A3,
0.02%, 3/9/15	1,685	1,685
Colorado State General Fund TRANS, Series A,
1.00%, 6/26/15	10,000	10,028

		23,734

Connecticut - 0.9%
Connecticut State Health & Educational Facility Authority Revenue VRDB, Series V-1, Yale University,
0.01%, 3/2/15	10,200	10,200

District of Columbia - 1.6%
District of Columbia G.O. Unlimited TRANS,
1.50%, 9/30/15	10,000	10,080
District of Columbia Revenue VRDB, American Legacy Foundation,
0.01%, 3/9/15	6,000	6,000
District of Columbia Revenue VRDB, Henry J. Kaiser Foundation,
0.05%, 3/9/15	1,200	1,200

		17,280

Florida - 2.1%
Collier County Florida Health Facilities Authority Revenue VRDB, The Moorings, Inc. Project,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 3/9/15	8,500	8,500
Florida Housing Financial Corp. Multifamily Revenue Refunding Bonds, Lighthouse Bay Apartments,
(FHLMC LOC),
0.01%, 3/9/15	1,350	1,350
Florida Multifamily Housing Finance Corp. Revenue Refunding Bonds, Mortgage, Cypress Lake Apartments, Series M-1,
(FHLMC LOC),
0.01%, 3/9/15	2,400	2,400
Highlands County Health Facilities Authority Revenue VRDB, Hospital Adventist Health System, Series A,
0.02%, 3/9/15	9,000	9,000
Jacksonville Electric Systems Revenue VRDB, Series Three-B-2,
0.02%, 3/9/15	500	500
Miami-Dade County G.O. Unlimited Bonds, Building Better Communities Program,
(U.S. Treasury Escrowed),
5.00%, 7/1/15	600	610

		22,360

Georgia - 1.2%
Gainesville & Hall County Development Authority Revenue VRDB, Senior Living Facility, Lanier Village, Series B,
(TD Bank N.A. LOC),
0.02%, 3/2/15	3,300	3,300
Macon Bibb County Georgia Industrial Authority Reform & Improvement Revenue VRDB, Series 2009, Bass-Sofkee,
(Bibb County Georgia Gtd.),
0.03%, 3/9/15	8,400	8,400
Monroe County Development Authority PCR VRDB, Oglethorpe Power Corp.,
(Bank of Montreal LOC),
0.03%, 3/9/15	1,675	1,675

		13,375

Idaho - 1.4%
State of Idaho G.O. Unlimited TANS,
2.00%, 6/30/15	15,000	15,095

Illinois - 8.9%
Chicago Waterworks Refunding VRDB, Subseries 04-2,
(State Street Bank & Trust Co. LOC),
0.02%, 3/9/15	4,000	4,000
City of Chicago G.O. VRDB, Project, Series B1,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 3/9/15	1,880	1,880
City of Chicago Illinois G.O. Refunding VRDB, Project Series D-1,
(Bank of Montreal LOC),
0.02%, 3/2/15	21,960	21,960
City of Chicago Illinois Municipal CP, Series 02-D,
(JPMorgan Chase Bank N.A. LOC),
0.03%, 3/2/15	6,000	6,000

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
Illinois - 8.9% continued
City of Chicago Municipal Interest Bearing CP,
(Wells Fargo Bank N.A. LOC),
0.13%, 5/6/15	$5,000	$5,000
Eastern Illinois EDA Multifamily Housing Revenue Bonds, Providence at Thornberry and Sycamore Project,
(U.S. Treasury Escrowed),
0.35%, 8/1/15	5,000	5,000
Illinois Finance Authority Health Facilities Adjustable Revenue Bonds, Series C, Advocate Health Care Network,
0.17%, 5/1/15	4,470	4,470
Illinois Finance Authority Revenue Bonds, Loyola Academy,
(JPMorgan Chase Bank N.A. LOC),
0.03%, 3/9/15	3,000	3,000
Illinois Finance Authority Revenue Refunding VRDB, Presbyterian Home,
(JPMorgan Chase Bank N.A. LOC),
0.03%, 3/9/15	5,475	5,475
Illinois Finance Authority Revenue VRDB, Illinois Wesleyan University,
(PNC Bank N.A. LOC),
0.02%, 3/9/15	6,300	6,300
Illinois State Health Facilties Authority VRDB, Series A, Advocate Health Care Network,
0.13%, 7/16/15	4,490	4,490
Illinois State Toll Highway Authority Refunding VRDB, Series A-1A,
(Assured Guaranty Municipal Corp. Insured),
0.03%, 3/9/15	5,000	5,000
Illinois State Toll Highway Authority Revenue Refunding VRDB, Series A-1B,
(Assured Guaranty Municipal Corp. Insured),
0.04%, 3/9/15	10,000	10,000
Peoria, Illinois IDR Bonds, Peoria Production Shop Project,
(JPMorgan Chase Bank N.A. LOC),
0.42%, 3/9/15	215	215
State of Illinois G.O. Unlimited VRDB, Series B-4,
(State Street Bank & Trust Co. LOC),
0.01%, 3/9/15	15,000	15,000

		97,790

Indiana - 4.5%
Indiana Bond Bank Advance Funding Program Fixed Revenue Notes, Series A,
2.00%, 1/5/16	8,520	8,648
Indiana State Finance Authority Lease Appropriation VRDB, Series A-2,
0.02%, 3/2/15	10,000	10,000
Indiana State Finance Authority VRDB, Series A, United Methodist Memorial Home,
(FHLB of Indianapolis LOC),
0.32%, 3/9/15	650	650
Indiana State Health & Educational Facilities Financing Authority Hospital Adjustable Revenue Bonds, Howard Regional Health System Project, Series B,
(BMO Harris Bank N.A. LOC),
0.02%, 3/2/15	95	95
Posey County Economic Development Refunding Revenue Bonds, Midwest Fertilizer Co. Project,
(U.S. Treasury Escrowed),
0.23%, 4/2/15	30,000	30,000

		49,393

Iowa - 3.8%
City of Des Moines Iowa Commercial Development Revenue Refunding Bonds, East Grand Office Park,
(FHLB of Des Moines LOC),
0.02%, 3/9/15	1,940	1,940
Iowa Finance Authority College Facilities Revenue VRDB, Drake University Project,
(Wells Fargo Bank N.A. LOC),
0.02%, 3/2/15	13,520	13,520
Iowa Finance Authority Educational Facilities Revenue VRDB, Holy Family Catholic Schools,
(U.S. Bank N.A. LOC),
0.02%, 3/2/15	6,200	6,200
Iowa Finance Authority Health Facilities Revenue VRDB, Great River Medical Center Project,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 3/2/15	4,595	4,595
Iowa Finance Authority Health Facilities Revenue VRDB, Unity Point Health, Series B2,
(MUFG Union Bank N.A. LOC),
0.03%, 3/9/15	7,300	7,300

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX -EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
Iowa - 3.8% continued
Iowa Higher Education Loan Authority College Facilities Revenue VRDB, Loras College Project,
0.03%, 3/2/15	$8,400	$8,400

		41,955

Kansas - 1.0%
Kansas State Health Facilities Development Finance Authority VRDB, Ku Health System, Series J,
(U.S. Bank N.A. LOC),
0.02%, 3/2/15	7,400	7,400
Olathe Health Facilities Revenue VRDB, Olathe Medical Center,
(Bank of America N.A. LOC),
0.02%, 3/2/15	3,000	3,000

		10,400

Kentucky - 1.8%
City of Fort Mitchell Kentucky League of Cities Funding Trust Lease Program Revenue VRDB, Series A,
(U.S. Bank N.A. LOC),
0.03%, 3/9/15	290	290
City of Pikeville Kentucky Hospital Revenue Refunding & Improvement BANS, Pikeville Medical Center,
1.00%, 3/1/15	5,000	5,000
Kentucky State Rural Water Finance Corp. Public Project Construction Revenue Notes, Series D-1,
1.00%, 8/1/15	5,600	5,618
Morehead Kentucky League of Cities Revenue VRDB, Series A, Funding Trust Lease Program,
(U.S. Bank N.A. LOC),
0.03%, 3/9/15	5,155	5,155
Williamstown Kentucky League of Cities Revenue VRDB, Funding Trust Lease, Series B,
(U.S. Bank N.A. LOC),
0.03%, 3/9/15	3,205	3,205

		19,268

Louisiana - 1.7%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue VRDB, Series A, Exxonmobil Project,
0.01%, 3/2/15	5,800	5,800
East Baton Rouge Parish PCR VRDB, Exxon Project,
0.01%, 3/2/15	10,000	10,000
Louisiana State Public Facilities Authority Revenue VRDB, Tiger Athletic,
(FHLB of Atlanta LOC),
0.02%, 3/9/15	2,600	2,600

		18,400

Maine - 0.2%
Maine Health & Higher Educational Facilities Authority Revenue VRDB, Bowdoin College,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 3/9/15	2,000	2,000

Maryland - 2.1%
Maryland Health & Higher Educational Facilities Authority Revenue VRDB, Adventist Healthcare, Series A,
(MUFG Union Bank N.A. LOC),
0.02%, 3/9/15	7,800	7,800
Maryland State Community Development Administration Department of Housing & Community Development Revenue VRDB, Series F, Non-AMT, Non-Ace Multifamily,
(FHLMC LOC),
0.02%, 3/9/15	3,100	3,100
Montgomery County Municipal Interest Bearing CP,
0.03%, 3/17/15	12,000	12,000

		22,900

Massachusetts - 1.5%
Massachusetts State G.O. Limited RANS, Series A,
1.50%, 4/23/15	11,000	11,022
Massachusetts State G.O. Limited RANS, Series B,
1.50%, 5/28/15	5,000	5,017

		16,039

Michigan - 2.3%
Michigan Finance Authority Revenue VRDB, Healthcare Equipment Loan Program, Series D,
(JPMorgan Chase Bank N.A. LOC),
0.03%, 3/9/15	7,545	7,545

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
Michigan - 2.3% continued
Michigan Higher Education Facilities Authority Revenue VRDB, Limited Obligation, Cleary University Project,
(Comerica Bank LOC),
0.01%, 3/9/15	$965	$965
Michigan State Building Authority Revenue Refunding VRDB, Facilities Program,
(Citibank N.A. LOC),
0.02%, 3/9/15	10,830	10,830
Michigan State Hospital Finance Authority Revenue VRDB, Holland Community Hospital, Series B,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 3/9/15	6,060	6,060

		25,400

Minnesota - 2.9%
City of Bloomington Housing Senior Revenue Refunding VRDB, Presbyterian Homes,
(FHLMC LOC),
0.02%, 3/9/15	10,130	10,130
Minnesota State Multifamily Housing Finance Agency Adjustable Revenue Bonds, Gus Johnson Plaza Project,
(U.S. Treasury Escrowed),
0.35%, 12/15/15	5,120	5,120
Minnesota State Rural Water Finance Authority Public Projects Construction Revenue Notes,
1.00%, 12/1/15	6,250	6,286
Minnesota State School Districts Tax & Aid Anticipation Borrowing Program COPS, Series A,
(Minnesota School Districts Tax & Aid Aniticipation Borrowing Program Insured),
2.00%, 9/15/15	7,410	7,484
Oak Park Heights Minnesota Multifamily Revenue Refunding VRDB, Series 2005, Housing Boutwells Landing,
(FNMA LOC),
0.02%, 3/9/15	2,790	2,790
St. Paul Minnesota Housing & Redevelopment Authority Revenue Bonds, Science Museum of Minnesota, Series A,
(U.S. Bank N.A. LOC),
0.02%, 3/9/15	300	300

		32,110

Mississippi - 2.5%
Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Multi-Modal, Peco Foods, Inc. Project,
(BMO Harris Bank N.A. LOC),
0.03%, 3/9/15	7,000	7,000
Mississippi Business Finance Corp., Mississippi Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Inc. Project, Series D,
0.01%, 3/2/15	10,200	10,200
Mississippi Hospital Equipment & Facilities Authority Revenue VRDB, Series 2, Mississippi Health,
0.02%, 3/9/15	9,725	9,725

		26,925

Missouri - 0.6%
Missouri State Health & Educational Facilities Authority Revenue VRDB, De Smet Jesuit High School,
(U.S. Bank N.A. LOC),
0.02%, 3/2/15	2,500	2,500
Missouri State Health & Educational Facilities Authority Revenue VRDB, Pooled Hospital, Series B,
(U.S. Bank N.A. LOC),
0.02%, 3/9/15	4,135	4,135

		6,635

Municipal States Pooled Securities - 1.6%
BB&T Municipal Trust Various States Revenue Bonds, Floaters, Series 1007,
0.12%, 3/9/15(1)	3,065	3,065
Blackrock Muniyield Quality Fund, Inc. VRDP, Series W-7-1766,
0.11%, 3/9/15	10,000	10,000
FHLMC Multifamily Revenue VRDB, Series MO27, Class A,
0.03%, 3/9/15	4,890	4,890

		17,955

New Hampshire - 1.2%
New Hampshire Health & Education Facilities Authority Revenue VRDB, Wentworth Douglas Hospital,
(TD Bank N.A. LOC),
0.02%, 3/2/15	9,300	9,300

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
New Hampshire - 1.2% continued
New Hampshire Higher Educational and Health Facilities Authority Revenue Bonds, Hunt Community Issue,
(TD Bank N.A. LOC),
0.02%, 3/9/15	$1,470	$1,470
New Hampshire State Health & Education Facilities Authority Revenue VRDB, St. Anselm College,
(FHLB of Boston LOC),
0.02%, 3/9/15	1,940	1,940

		12,710

New Jersey - 0.0%
BB&T Municipal Trust Revenue Bonds, Series 2047,
(Branch Banking & Trust Co. LOC),
0.04%, 3/9/15(1)	310	310

New York - 7.9%
City of New York G.O. Unlimited VRDB, Subseries H-4,
(Bank of New York Mellon LOC), Subseries H-4
0.01%, 3/2/15	10,000	10,000
City of New York G.O., Series A-5,
(Royal Bank of Canada LOC),
0.01%, 3/2/15	1,800	1,800
Erie County Industrial Development Agency VRDB, Canisius High School Buffalo,
(Manufacturers & Traders Trust Co. LOC),
0.02%, 3/9/15	17,870	17,870
Metropolitan Transportation Authority Dedicated Tax Fund Refunding VRDB, Series A-1,
(Royal Bank of Canada LOC),
0.01%, 3/2/15	5,000	5,000
Metropolitan Transportation Authority New York Revenue VRDB, Subseries E-3,
(PNC Bank N.A. LOC),
0.01%, 3/2/15	3,000	3,000
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, 2nd General Resolution,
0.02%, 3/2/15	7,700	7,700
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Fiscal, Subseries B-3,
0.01%, 3/2/15	5,000	5,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue VRDB, Fiscal, Subseries B,
0.01%, 3/2/15	400	400
New York City New York IDA Civic Facilities Revenue VRDB, Sephardic Community Youth Center,
(Manufacturers & Traders Trust Co. LOC),
0.07%, 3/9/15	4,375	4,375
New York City Transitional Finance Authority Future Tax Secured Adjustable Revenue Bonds,
0.01%, 3/2/15	11,600	11,600
New York City Transitional Financial Authority Future Tax Secured Adjustable Revenue Bonds, Series 3, Subsries 3-H,
0.01%, 3/2/15	3,000	3,000
New York State Dormitory Authority Revenues Non State Supported Debt Revenue VRDB, FFT Senior Communities, Inc.,
(HSBC Bank USA N.A. LOC),
0.02%, 3/9/15	2,600	2,600
Town of Niagara New York Area Development Corp. Revenue VRDB, Niagara Falls Memorial,
(HSBC Bank USA N.A. LOC),
0.02%, 3/9/15	3,350	3,350
Town of North Hempstead G.O. Limited BANS, Series C,
0.50%, 10/2/15	5,000	5,007
Westchester County Industrial Development Agency Revenue Refunding VRDB, Hebrew Hospital Senior Housing, Inc.,
(Manufacturers & Traders Trust Co. LOC),
0.07%, 3/9/15	6,235	6,235

		86,937

North Carolina - 3.6%
BB&T Municipal Trust Floaters Revenue Bonds, Series 1009,
0.12%, 3/9/15(1)	5,070	5,070
Forsyth County North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue VRDB, Recreation Facilities-YMCA Winston,
(Branch Banking & Trust Co. LOC),
0.02%, 3/9/15	100	100

MONEY MARKET PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
North Carolina - 3.6% continued
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Series 2008, High Point University Project,
(Branch Banking & Trust Co. LOC),
0.02%, 3/9/15	$100	$100
North Carolina Capital Facilities Finance Agency Revenue VRDB, YMCA of Greater Charlotte Project, Series A,
(Branch Banking & Trust Co. LOC),
0.02%, 3/9/15	4,515	4,515
North Carolina Capital Recreational Facilities Finance Agency Revenue VRDB, YMCA Greater Charlotte Project, Series B,
(Branch Banking & Trust Co. LOC),
0.02%, 3/9/15	6,195	6,195
North Carolina Medical Care Commission Hospital Revenue VRDB, Moses Cone Health System, Series A,
0.04%, 3/9/15	2,000	2,000
North Carolina State Medical Care Commission Hospital Revenue VRDB, Moses Cone Health System, Series B,
0.02%, 3/2/15	10,765	10,765
University of North Carolina at Chapel Hill Revenue Bonds, Eagle 720053014, Class A,
0.03%, 3/9/15(1)	800	800
Winston-Salem North Carolina Water & Sewer System Revenue Refunding VRDB, Series C,
0.02%, 3/9/15	9,315	9,315

		38,860

Ohio - 2.9%
County of Franklin Ohio Health Care Facilities Revenue VRDB, Ohio Presbyterian, Series A,
(PNC Bank N.A. LOC),
0.02%, 3/9/15	9,900	9,900
Nuveen Ohio Quality Income Municipal Fund Tax-Exempt VRDP, Series 1-1480,
0.11%, 3/9/15(1)	10,000	10,000
Ohio State Air Quality Development Authority Refunding VRDB, AEP Generation Resources,
(Mizuho Bank Ltd. LOC),
0.02%, 3/9/15	12,000	12,000

		31,900

Oklahoma - 0.1%
Oklahoma Water Resources Board Revenue Bonds,
0.25%, 3/2/15	1,445	1,445

Oregon - 2.4%
Oregon State Facilities Authority Revenue VRDB, Series B, Quatama Crossing Housing,
(FNMA LOC),
0.05%, 3/9/15	17,675	17,675
Oregon State Health, Housing, Educational & Cultural Facilities Authority Revenue Bonds, Assumption Village Project, Series A,
(MUFG Union Bank N.A. LOC),
0.03%, 3/9/15	2,950	2,950
State of Oregon G.O. Limited TANS, Series A,
2.00%, 6/15/15	6,000	6,033

		26,658

Pennsylvania - 4.5%
Butler County IDA Pennsylvania Revenue Refunding VRDB, Concordia Lutheran, Series A,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 3/9/15	5,855	5,855
Lancaster Pennsylvania IDA Revenue VRDB, Mennonite Home Project,
(Manufacturers & Traders Trust Co. LOC),
0.07%, 3/9/15	9,090	9,090
Lancaster Pennsylvania IDA Revenue Bonds, Willow Valley Retirement, Series A,
(PNC Bank N.A. LOC),
0.02%, 3/9/15	9,200	9,200
Lower Merion School District G.O. Limited VRDB, Capital Project, Series A,
(State Street Bank & Trust Co. LOC),
0.02%, 3/9/15	950	950
Montgomery County IDA Revenue VRDB, Acts Retirement Life Community,
(TD Bank N.A. LOC),
0.02%, 3/2/15	2,815	2,815
Pennsylvania State Turnpike Commission Registration Fee Refunding VRDB, Series B,
(Assured Guaranty Municipal Corp. Insured),
0.02%, 3/9/15	6,350	6,350

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
Pennsylvania - 4.5% continued
Pennsylvania State Turnpike Commission Registration Fee Revenue Refunding VRDB, Series D,
(Assured Guaranty Municipal Corp. Insured),
0.03%, 3/9/15	$5,000	$5,000
Ridley Pennsylvania School District G.O. VRDB, Series 2009, (TD Bank N.A. LOC),
0.02%, 3/9/15	2,400	2,400
Tioga County IDA Student Housing Revenue BANS, Mansfield Auxiliary Corp. Student Housing,
1.00%, 3/13/15	6,000	6,001
University of Pittsburgh of The Commonwealth System of Higher Education Asset Revenue Notes,
2.00%, 7/22/15	2,000	2,015

		49,676

Puerto Rico - 1.1%
RBC Municipal Products, Inc. Trust Floater Certificates, Series E-46,
(Royal Bank of Canada LOC),
0.22%, 3/9/15(1)	4,275	4,275
Rib Floater Trust Revenue Bonds, 2014 Series 4WE,
(Barclays Bank PLC LOC),
0.42%, 3/9/15(1)	8,000	8,000

		12,275

South Carolina - 1.6%
City of Columbia South Carolina Waterworks & Sewer System Revenue VRDB,
(U.S. Bank N.A. LOC),
0.01%, 3/2/15	17,930	17,930

Tennessee - 2.1%
Blount County Tennessee Public Building Authority Revenue VRDB, Series E-5-B, Local Government Public Improvement,
(Branch Banking & Trust Co. LOC),
0.02%, 3/9/15	9,590	9,590
IDB Tennessee Blount County & Cities Alcoa & Maryville Revenue VRDB, Series A, Local Government Improvement,
(Branch Banking & Trust Co. LOC),
0.02%, 3/9/15	4,115	4,115
Shelby County Tennessee Health Educational & Housing Facilities Board Multifamily Housing Revenue Refunding VRDB, Providence Place Apartments Project,
(FNMA LOC),
0.03%, 3/9/15	9,445	9,445

		23,150

Texas - 10.7%
City of Houston Revenue TRANS,
5.00%, 6/30/15	10,300	10,467
Comal Texas Independent School District G.O. Bonds, Series ROCS RR-II-R-11907,
(Texas Permanent School Fund Program Guaranty Insured),
0.02%, 3/9/15(1)	8,210	8,210
Gulf Coast IDA Revenue VRDB, Exxon Mobil Project,
0.01%, 3/2/15	11,000	11,000
Harris County Texas Cultural Education Facilities Finance Corp. Revenue Refunding VRDB, YMCA Greater Houston,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 3/9/15	9,470	9,470
Harris County Texas Hospital District Revenue Refunding VRDB, Senior Lien,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 3/9/15	9,430	9,430
Lubbock Texas Independent School District G.O. VRDB, School Building, Series A,
(Texas Permanent School Fund Program Guaranty Insured),
0.03%, 3/9/15	1,610	1,610
Nueces County Health Facilities Development Corp. Revenue VRDB, Series A, Driscoll Children’s Foundation,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 3/9/15	8,200	8,200
Port Arthur Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals, Series A,
(Total S.A. Gtd.),
0.03%, 3/9/15	9,900	9,900
Port of Arthur Navigation District Industrial Development Corp. Exempt Facilites Revenue VRDB, Total Petrochemicals,
(Total S.A. Gtd.),
0.03%, 3/9/15	5,000	5,000

MONEY MARKET PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
Texas - 10.7% continued
Port of Port Arthur Texas Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA,
(Total S.A. Gtd.),
0.03%, 3/9/15	$4,400	$4,400
State Of Texas, G.O. Unlimited VRDB, Veterans, Series A,
0.02%, 3/9/15	9,310	9,310
Texas State G.O. Unlimited TRANS,
1.50%, 8/31/15	30,000	30,206

		117,203

Utah - 0.9%
Utah Water Finance Agency Revenue VRDB, Series B-1,
0.03%, 3/9/15	10,000	10,000

Virginia - 0.9%
Lynchburg IDA Revenue Refunding VRDB, Hospital Centra Health, Series E,
(FHLB of Atlanta LOC),
0.02%, 3/9/15	300	300
Virginia College Building Authority Educational Facilities Revenue VRDB, University of Richmond Project,
0.02%, 3/9/15	9,200	9,200

		9,500

Wisconsin - 1.8%
Wisconsin Health & Educational Facilities Authority Revenue VRDB, Marshfield, Series B,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 3/9/15	8,705	8,705
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Aurora Healthcare, Series C,
(Bank of Montreal LOC),
0.02%, 3/2/15	700	700
Wisconsin State School Districts Cash Flow Administration Program Revenue Notes, Series A,
1.00%, 10/9/15	10,525	10,575

		19,980

Total Investments - 99.7% (Cost $1,091,998)(3)		1,091,998

Other Assets less Liabilities - 0.3%		2,777

NET ASSETS - 100.0%		$1,094,775

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The cost for federal income tax purposes was $1,091,998.

Percentages shown are based on Net Assets.

At February 28, 2015, the industry sectors for the Portfolio were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Hospital	17.5%
State	9.3
Miscellaneous Revenues	9.1
University	8.0
IDB & PCR	7.9
Water & Sewer	7.4
Housing	7.2
School	5.1
All other sectors less than 5%	28.5

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of February 28, 2015:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Tax-Exempt Portfolio	$—	$1,091,998	(1) (2)	$—	$1,091,998

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the Tax-Exempt Portfolio are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the Tax-Exempt Portfolio as Level 1, due to quoted market prices being available in active markets.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued	FEBRUARY 28, 2015 (UNAUDITED)

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 28, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2014.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

CP - Commercial Paper

EDA - Economic Development Authority

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

IDB - Industrial Development Board

IDR - Industrial Development Revenue

LOC - Letter of Credit

PCR - Pollution Control Revenue

RANS - Revenue Anticipation Notes

ROCS - Reset Option Certificates

SFM - Single Family Mortgage

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

VRDP - Variable Rate Demand Preferred

MONEY MARKET PORTFOLIOS    10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO	FEBRUARY 28, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 60.9%(1)
Federal Farm Credit Bank - 13.3%
FFCB Discount Notes,
0.12%, 3/17/15	$20,000	$19,999
0.11%, 4/16/15	7,000	6,999
0.13%, 4/24/15	50,000	49,990
0.13%, 5/6/15	6,000	5,999
0.14%, 6/8/15	15,000	14,994
0.20%, 7/1/15	17,000	16,988
0.15%, 7/2/15	11,000	10,994
0.16%, 7/2/15	21,000	20,989
0.16%, 7/13/15	50,000	49,970
0.18%, 9/8/15	13,000	12,988
0.23%, 9/18/15	50,000	49,936
0.21%, 10/5/15	11,000	10,986
0.15%, 11/4/15	10,000	9,990
FFCB FRN,
0.19%, 3/1/15(2)	13,000	13,006
0.17%, 3/2/15(2)	25,000	24,995
0.20%, 3/2/15(2)	28,000	27,999
0.25%, 3/2/15(2)	14,000	14,001
0.12%, 3/3/15(2)	13,000	13,000
0.12%, 3/4/15	28,000	28,000
0.14%, 3/5/15(2)	38,000	37,999
0.13%, 3/6/15(2)	52,000	51,996
0.15%, 3/6/15(2)	39,000	38,997
0.14%, 3/8/15(2)	28,500	28,500
0.16%, 3/9/15(2)	18,000	17,991
0.12%, 3/18/15	31,000	31,000
0.20%, 3/20/15	33,000	33,001
0.13%, 3/21/15(2)	12,000	11,999
0.20%, 3/22/15(2)	13,000	13,004
0.14%, 3/23/15(2)	23,000	22,999
0.31%, 3/23/15	14,000	14,001
0.15%, 3/24/15(2)	8,000	7,997
0.21%, 3/24/15(2)	7,000	7,002
0.12%, 3/25/15(2)	45,000	44,999
0.15%, 3/26/15(2)	15,000	14,999
0.15%, 3/30/15(2)	31,000	30,999

		809,306

Federal Home Loan Bank - 25.3%
FHLB Bonds,
0.10%, 3/6/15	22,000	22,000
0.10%, 3/9/15	37,000	37,000
0.09%, 3/23/15	105,000	104,999
0.11%, 4/2/15	45,000	44,999
0.11%, 4/7/15	14,000	14,000
0.11%, 4/9/15	46,000	45,999
0.12%, 4/10/15	56,000	55,999
0.12%, 4/14/15	15,000	14,999
0.12%, 4/15/15	59,000	58,998
0.12%, 5/1/15	36,000	36,001
0.12%, 5/8/15	14,000	14,000
0.13%, 5/8/15	12,000	12,000
0.13%, 5/12/15	20,000	19,999
0.19%, 9/10/15	10,000	10,000
0.20%, 9/25/15	20,000	20,000
0.25%, 10/2/15	50,000	50,000
0.27%, 10/9/15	15,000	15,000
0.18%, 11/6/15	10,000	9,999
0.33%, 1/8/16	6,000	6,000
0.26%, 1/27/16	19,000	18,997
0.35%, 3/7/16	20,000	20,000
0.40%, 3/11/16	19,000	19,000
FHLB Discount Notes,
0.11%, 3/13/15	100,000	99,996
0.12%, 3/18/15	150,000	149,992
0.07%, 3/19/15	25,000	24,999
0.17%, 3/20/15	32,000	31,997
0.08%, 3/27/15	30,000	29,998
0.08%, 3/30/15	30,000	29,998
0.08%, 4/6/15	10,000	9,999
0.10%, 4/8/15	125,000	124,987
0.17%, 9/8/15	20,000	19,982
0.20%, 11/25/15	97,000	96,856
0.23%, 2/2/16	15,000	14,968
0.30%, 2/12/16	13,000	12,962
0.28%, 2/23/16	13,000	12,964
FHLB FRN,
0.14%, 3/10/15(2)	103,000	102,993
0.12%, 3/14/15(2)	30,000	30,000
0.13%, 3/16/15(2)	5,000	5,000
0.13%, 3/18/15(2)	15,000	15,000
0.12%, 3/20/15(2)	18,000	17,998
0.14%, 3/21/15(2)	38,000	37,998
0.17%, 3/23/15(2)	23,000	23,000

		1,541,676

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 60.9%(1) continued
Federal Home Loan Mortgage Corporation - 12.2%
FHLMC Bond,
0.50%, 8/28/15	$20,439	$20,472
FHLMC Discount Notes,
0.10%, 4/14/15	40,000	39,995
0.10%, 4/24/15	25,000	24,997
0.11%, 5/18/15	27,000	26,994
0.11%, 5/20/15	127,000	126,968
0.12%, 5/28/15	27,000	26,992
FHLMC FRN,
0.16%, 3/12/15(2)	14,000	13,996
0.18%, 3/12/15(2)	45,000	44,991
0.18%, 3/13/15(2)	20,000	19,996
0.15%, 3/16/15(2)	200,000	200,015
0.16%, 3/16/15(2)	51,900	51,906
0.13%, 3/18/15(2)	30,000	29,996
0.17%, 3/21/15(2)	50,000	49,993
0.16%, 3/26/15(2)	63,000	63,008

		740,319

Federal National Mortgage Association - 10.1%
FNMA Bonds,
0.35%, 8/28/15	100,000	100,090
0.50%, 10/22/15	31,200	31,265
FNMA Discount Notes,
0.09%, 4/1/15	79,000	78,994
0.10%, 4/1/15	52,000	51,995
0.16%, 8/3/15	110,000	109,924
0.21%, 1/4/16	54,000	53,903
0.23%, 1/4/16	68,000	67,866
FNMA FRN,
0.16%, 3/21/15(2)	92,000	92,018
0.19%, 3/26/15(2)	25,000	24,995

		611,050

Total U.S. Government Agencies (Cost $3,702,351)		3,702,351

U.S. GOVERNMENT OBLIGATIONS - 2.7%
U.S. Treasury Bills - 1.1%
0.15%, 6/25/15	32,000	31,985
0.13%, 7/9/15	34,000	33,983

		65,968

U.S. Treasury Floating Rate Notes - 1.2%
0.07%, 3/2/15(2)	51,000	50,966
0.09%, 3/2/15(2)	23,000	23,000

		73,966

U.S. Treasury Note - 0.4%
1.38%, 11/30/15	25,000	25,228

Total U.S. Government Obligations (Cost $165,162)		165,162

Investments, at Amortized Cost ($3,867,513)		3,867,513

REPURCHASE AGREEMENTS - 33.8%
Joint Repurchase Agreements - 2.1%(3)
Bank of America Securities LLC, dated 2/27/15, repurchase price $41,550
0.05%, 3/6/15	41,550	41,550
Morgan Stanley & Co., Inc., dated 2/27/15, repurchase price $41,550
0.06%, 3/6/15	41,550	41,550
Societe Generale, New York Branch, dated 2/27/15, repurchase price $41,551
0.07%, 3/6/15	41,551	41,551

		124,651

Repurchase Agreements - 31.7%(4)
Bank of America N.A., dated 2/27/15, repurchase price $12,000
0.08%, 3/2/15	12,000	12,000
BNP Paribas Securities Corp., dated 2/2/15, repurchase price $200,012
0.08%, 3/2/15	200,000	200,000
BNP Paribas Securities Corp., dated 2/27/15, repurchase price $100,001
0.07%, 3/2/15	100,000	100,000
Citigroup Global Markets, Inc., dated 2/27/15, repurchase price $137,665
0.08%, 3/2/15	137,664	137,664
Credit Suisse Securities, dated 2/27/15, repurchase price $125,001
0.06%, 3/2/15	125,000	125,000
Federal Reserve Bank of New York, dated 2/26/15, repurchase price $267,003
0.06%, 3/5/15	267,000	267,000
Societe Generale, New York Branch, dated 2/24/15, repurchase price $500,006
0.06%, 3/3/15	500,000	500,000

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 33.8% continued
Repurchase Agreements - 31.7%(4) continued
Societe Generale, New York Branch, dated 2/27/15, repurchase price $150,001
0.09%, 3/2/15	$150,000	$150,000
Societe Generale, New York Branch, dated 2/27/15, repurchase price $438,003
0.08%, 3/2/15	438,000	438,000

		1,929,664

Total Repurchase Agreements (Cost $2,054,315)		2,054,315

Total Investments - 97.4% (Cost $5,921,828)(5)		5,921,828
Other Assets less Liabilities - 2.6%		160,849

NET ASSETS - 100.0%		$6,082,677

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$12,961	0.75% - 4.38%	1/15/25 - 2/15/44
U.S. Treasury Notes	$114,209	0.13% - 2.88%	4/15/16 - 1/15/24

Total	$127,170

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$355,256	0.00% - 6.50%	5/6/15 - 2/1/45
FNMA	$369,729	0.59% - 6.50%	11/24/17 - 2/1/45
GNMA	$659,312	2.50% - 8.50%	10/15/17 - 6/15/56
TVA	$78,613	5.38% - 5.88%	4/1/36 - 4/1/56
U.S. Treasury Bonds	$162,336	0.08% - 6.00%	8/15/15 - 2/15/45
U.S. Treasury Notes	$342,987	0.08% - 2.13%	4/30/16 - 5/15/23
U.S. Treasury Strips	$4,342	0.49% - 2.02%	8/15/16 - 8/15/27

Total	$1,972,575

(5)	The cost for federal income tax purposes was $5,921,828.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of February 28, 2015:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Portfolio	$—	$5,921,828	(1) (2)	$—	$5,921,828

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the U.S. Government Portfolio are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the U.S. Government Portfolio as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 28, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2014.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discontinued notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

TVA - Tennessee Valley Authority

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO	FEBRUARY 28, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 69.7%(1)
Federal Farm Credit Bank - 29.6%
FFCB Bonds,
0.13%, 6/17/15	$25,000	$24,998
0.50%, 6/23/15	15,055	15,072
FFCB Discount Notes,
0.10%, 3/10/15	40,000	39,999
0.11%, 3/11/15	48,000	47,999
0.07%, 3/13/15	30,000	29,999
0.11%, 3/13/15	117,000	116,996
0.12%, 3/17/15	45,000	44,998
0.08%, 3/23/15	50,000	49,998
0.10%, 3/27/15	25,000	24,998
0.11%, 4/1/15	30,000	29,997
0.09%, 4/8/15	50,000	49,995
0.11%, 4/16/15	75,000	74,989
0.12%, 4/17/15	45,000	44,993
0.07%, 4/27/15	5,000	4,999
0.13%, 5/6/15	16,000	15,996
0.10%, 5/7/15	25,000	24,995
0.11%, 5/12/15	10,000	9,998
0.10%, 5/18/15	70,000	69,985
0.06%, 5/19/15	75,000	74,990
0.10%, 5/19/15	100,000	99,978
0.10%, 5/20/15	32,000	31,993
0.12%, 5/21/15	35,000	34,991
0.08%, 5/22/15	15,000	14,997
0.12%, 5/22/15	15,000	14,997
0.10%, 5/26/15	50,000	49,988
0.10%, 5/27/15	75,000	74,982
0.10%, 5/29/15	12,489	12,486
0.12%, 6/1/15	50,000	49,985
0.10%, 6/3/15	50,000	49,987
0.14%, 6/8/15	28,276	28,265
0.10%, 6/12/15	100,000	99,971
0.15%, 6/19/15	25,000	24,989
0.15%, 6/26/15	25,000	24,988
0.11%, 7/2/15	15,000	14,992
0.16%, 7/2/15	67,000	66,965
0.11%, 7/8/15	42,000	41,983
0.12%, 7/9/15	50,000	49,978
0.15%, 7/13/15	50,000	49,972
0.12%, 7/14/15	50,000	49,978
0.10%, 7/15/15	70,700	70,673
0.14%, 7/16/15	50,000	49,973
0.13%, 7/21/15	75,000	74,962
0.14%, 8/4/15	30,000	29,982
0.14%, 8/11/15	50,000	49,968
0.14%, 8/24/15	12,000	11,992
0.15%, 8/31/15	20,000	19,985
0.15%, 9/1/15	25,000	24,981
0.18%, 9/8/15	43,000	42,959
0.16%, 9/10/15	100,000	99,914
0.23%, 9/18/15	50,000	49,936
0.16%, 9/21/15	22,255	22,235
0.19%, 10/20/15	42,000	41,948
0.19%, 11/3/15	55,000	54,928
0.15%, 11/4/15	35,000	34,964
0.18%, 11/23/15	30,000	29,960
0.23%, 1/7/16	30,000	29,940
0.24%, 1/19/16	15,000	14,968
FFCB FRN,
0.16%, 3/1/15(2)	78,000	77,999
0.19%, 3/1/15(2)	43,000	43,021
0.17%, 3/2/15(2)	88,000	87,982
0.19%, 3/2/15(2)	63,000	63,023
0.20%, 3/2/15(2)	21,000	21,015
0.23%, 3/2/15(2)	66,800	66,858
0.25%, 3/2/15(2)	111,550	111,566
0.26%, 3/2/15(2)	30,000	30,002
0.12%, 3/3/15(2)	105,000	104,997
0.15%, 3/3/15(2)	233,000	232,992
0.17%, 3/3/15(2)	55,970	55,972
0.12%, 3/4/15	79,000	79,000
0.12%, 3/4/15(2)	125,000	124,997
0.15%, 3/6/15(2)	50,000	49,996
0.17%, 3/6/15(2)	12,400	12,402
0.19%, 3/6/15(2)	120,000	120,062
0.20%, 3/6/15(2)	30,200	30,203
0.14%, 3/8/15(2)	55,500	55,500
0.16%, 3/9/15(2)	20,000	19,998
0.14%, 3/10/15(2)	75,000	74,999
0.17%, 3/10/15(2)	146,000	146,014
0.22%, 3/10/15(2)	34,500	34,523
0.14%, 3/11/15(2)	67,000	66,998
0.12%, 3/15/15(2)	208,000	207,994
0.12%, 3/16/15(2)	41,000	40,999
0.14%, 3/16/15(2)	100,000	100,010
0.15%, 3/16/15(2)	150,000	149,995

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 69.7%(1) continued
Federal Farm Credit Bank - 29.6% continued
0.18%, 3/17/15(2)	$25,000	$25,010
0.12%, 3/18/15	60,500	60,499
0.14%, 3/20/15(2)	449,000	448,971
0.20%, 3/20/15(2)	45,000	45,011
0.24%, 3/20/15(2)	15,428	15,444
0.13%, 3/21/15(2)	87,500	87,494
0.16%, 3/22/15(2)	122,000	121,978
0.19%, 3/22/15(2)	26,000	26,005
0.20%, 3/22/15(2)	23,428	23,435
0.14%, 3/23/15(2)	44,000	43,998
0.19%, 3/23/15(2)	60,250	60,257
0.31%, 3/23/15	27,000	27,003
0.11%, 3/24/15(2)	275,000	274,986
0.12%, 3/24/15(2)	50,000	49,999
0.15%, 3/24/15(2)	28,000	27,990
0.22%, 3/24/15(2)	13,500	13,510
0.12%, 3/26/15(2)	69,000	68,998
0.15%, 3/26/15(2)	43,000	42,999
0.17%, 3/26/15(2)	85,000	85,022
0.20%, 3/27/15(2)	14,000	14,005
0.11%, 3/30/15(2)	122,000	121,995
0.15%, 3/30/15(2)	83,000	82,998

		6,413,451

Federal Home Loan Bank - 40.1%
FHLB Bonds,
0.09%, 3/5/15	126,000	126,000
0.10%, 3/6/15	62,000	62,000
0.10%, 3/9/15	300,000	299,998
0.11%, 4/2/15	152,000	151,996
0.11%, 4/7/15	36,000	35,999
0.11%, 4/9/15	119,000	118,997
0.12%, 4/10/15	50,000	49,999
0.12%, 4/14/15	41,000	40,999
0.12%, 4/15/15	56,000	55,998
0.07%, 4/29/15	144,885	144,882
0.12%, 5/1/15	105,000	105,002
0.12%, 5/8/15	41,000	41,001
0.13%, 5/8/15	36,300	36,301
0.13%, 5/12/15	118,000	117,996
0.13%, 6/2/15	85,000	85,008
0.13%, 6/16/15	25,000	24,998
0.13%, 7/23/15	43,000	42,999
0.18%, 8/18/15	21,000	21,003
0.13%, 8/28/15	13,455	13,452
0.20%, 8/28/15	13,000	13,002
0.21%, 8/28/15	50,000	50,009
0.38%, 8/28/15	60,605	60,664
0.19%, 9/10/15	40,000	39,998
0.20%, 9/25/15	27,000	27,000
0.25%, 10/2/15	87,000	87,000
0.27%, 10/9/15	42,000	42,000
0.17%, 11/6/15	128,000	127,976
0.18%, 11/6/15	42,000	41,995
0.13%, 11/18/15	41,000	40,977
0.22%, 11/23/15	27,000	27,002
0.22%, 12/4/15	34,000	33,999
0.23%, 1/8/16	20,000	19,993
0.33%, 1/8/16	23,000	23,000
0.34%, 1/25/16	17,000	17,009
0.25%, 1/26/16	32,970	32,962
0.26%, 1/27/16	67,000	66,989
0.30%, 2/26/16	45,000	45,000
0.35%, 3/7/16	66,000	66,000
0.40%, 3/11/16	69,000	69,000
FHLB Discount Notes,
0.11%, 3/4/15	287,000	286,998
0.11%, 3/6/15	202,000	201,997
0.12%, 3/11/15	431,000	430,986
0.07%, 3/16/15	200,000	199,994
0.07%, 3/19/15	50,000	49,998
0.17%, 3/20/15	255,400	255,378
0.08%, 3/27/15	45,000	44,997
0.08%, 3/30/15	50,000	49,997
0.07%, 4/6/15	42,000	41,996
0.08%, 4/6/15	40,000	39,996
0.14%, 4/6/15	50,000	49,995
0.10%, 4/10/15	417,500	417,454
0.10%, 4/15/15	250,000	249,967
0.11%, 4/15/15	406,000	405,947
0.07%, 4/17/15	64,000	63,991
0.11%, 4/17/15	635,000	634,915
0.07%, 4/20/15	213,000	212,981
0.11%, 4/24/15	200,000	199,968
0.08%, 4/29/15	427,000	426,948
0.06%, 5/1/15	171,000	170,969
0.14%, 5/1/15	210,000	209,962
0.07%, 5/8/15	105,000	104,985
0.09%, 5/15/15	250,000	249,954

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 69.7%(1) continued
Federal Home Loan Bank - 40.1% continued
0.11%, 5/20/15	$14,000	$13,997
0.09%, 5/22/15	92,000	91,981
0.14%, 8/21/15	212,000	211,857
0.14%, 8/26/15	250,000	249,827
0.17%, 9/8/15	35,000	34,968
0.23%, 1/29/16	40,000	39,915
0.23%, 2/2/16	45,000	44,903
0.28%, 2/8/16	21,000	20,944
0.30%, 2/12/16	46,000	45,867
0.28%, 2/23/16	45,000	44,874
FHLB FRN,
0.14%, 3/10/15(2)	44,000	43,997
0.16%, 3/11/15(2)	40,000	39,997
0.13%, 3/16/15(2)	15,600	15,600
0.13%, 3/18/15(2)	43,000	43,000
0.12%, 3/20/15	38,000	38,000
0.12%, 3/20/15(2)	50,000	49,995
0.14%, 3/21/15(2)	100,000	99,994
0.17%, 3/23/15(2)	40,000	40,000

		8,676,292

Total U.S. Government Agencies (Cost $15,089,743)		15,089,743

U.S. GOVERNMENT OBLIGATIONS - 4.7%
U.S. Treasury Bills - 1.0%
0.15%, 6/25/15	112,000	111,946
0.13%, 7/9/15	110,000	109,946

		221,892

U.S. Treasury Floating Rate Notes - 2.4%
0.07%, 3/2/15(2)	129,000	128,926
0.07%, 3/2/15(2)	220,345	220,296
0.09%, 3/2/15(2)	122,000	122,000
0.09%, 3/2/15(2)	42,000	41,999

		513,221

U.S. Treasury Notes - 1.3%
0.25%, 5/15/15	225,000	225,074
1.38%, 11/30/15	50,000	50,456

		275,530

Total U.S. Government Obligations (Cost $1,010,643)		1,010,643

Investments, at Amortized Cost (Cost $16,100,386)		16,100,386

REPURCHASE AGREEMENTS - 26.1%(3)
Repurchase Agreements - 26.1%
Bank of America N.A., dated 2/27/15,repurchase price $1,505,010
0.08%, 3/2/15	1,505,000	1,505,000
Citigroup Global Markets, Inc., dated 2/27/15, repurchase price $127,435
0.06%, 3/2/15	127,434	127,434
Federal Reserve Bank of New York, dated 2/26/15, repurchase price $891,010
0.06%, 3/5/15	891,000	891,000
Federal Reserve Bank of New York, dated 2/27/15, repurchase price $3,000,013
0.05%, 3/2/15	3,000,000	3,000,000
Societe Generale, New York Branch, dated 2/27/15, repurchase price $140,001
0.09%, 3/2/15	140,000	140,000

		5,663,434

Total Repurchase Agreements (Cost $5,663,434)		5,663,434

Total Investments - 100.5% (Cost $21,763,820)(4)		21,763,820

Liabilities less Other Assets - (0.5)%		(115,971)

NET ASSETS - 100.0%		$21,647,849

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$275,169	4.00% - 6.50%	5/1/36 - 1/1/41
FNMA	$966,905	3.00% - 6.50%	6/1/33 - 7/1/44
GNMA	$452,276	3.00%	11/20/42
U.S. Treasury Bonds	$2,183,656	3.75% - 4.75%	2/15/40 - 8/15/41
U.S. Treasury Notes	$1,837,345	0.25% - 2.13%	9/30/15 - 7/15/23

Total	$5,715,351

(4)	The cost for federal income tax purposes was $21,763,820.

Percentages shown are based on Net Assets.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued	FEBRUARY 28, 2015 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurements date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of February 28, 2015:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Portfolio	$—	$21,763,820	(1)	$—	$21,763,820

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 28, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2014.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO	FEBRUARY 28, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.5%
Alabama - 1.7%
Alabama State Multifamily Housing Finance Authority Adjustable Revenue Bonds, Series B, ARD Rural Development Portfolio,
(U.S. Treasury Escrowed),
0.35%, 9/1/15	$13,870	$13,870
Mobile Industrial Development Board Adjustable PCR Bonds, 1st Series, Alabama Power Barry Plant,
0.02%, 3/2/15	29,000	29,000
Taylor-Ryan Improvement District No. 2 VRDB, Special Assessment, Improvement,
(Wells Fargo Bank N.A. LOC),
0.03%, 3/9/15	11,300	11,300
West Jefferson IDB PCR Refunding Bonds, Alabama Power Co. Project,
0.03%, 3/9/15	22,000	22,000

		76,170

Arizona - 0.5%
Arizona Board of Regents COPS, Floaters, Series 1918,
(Wells Fargo & Co. Gtd.),
0.04%, 3/9/15(1) (2)	17,060	17,060
Tucson Arizona IDA VRDB, Series 2002-A, Housing Family Housing Resource Projects,
(FNMA LOC),
0.03%, 3/9/15	6,330	6,330

		23,390

Arkansas - 0.3%
Benton County Arkansas Public Facilities Board College Parking Revenue Refunding VRDB, Series A, Northwest Arkansas Community,
(FHLB of Dallas LOC),
0.02%, 3/9/15	6,270	6,270
Benton County Public Facilities Board Multifamily Housing Revenue Refunding VRDB, Bentonville Apartments, Series A,
(FHLMC LOC),
0.05%, 3/9/15	6,900	6,900

		13,170

California - 7.1%
Alameda Public Financing Authority VRDB, Series A, Alameda Point Improvement Project,
(MUFG Union Bank N.A. LOC),
0.02%, 3/9/15	5,800	5,800
BB&T Municipal Trust Various States, G.O., Floaters, Series 2049,
(Branch Banking & Trust Co. LOC),
0.05%, 3/9/15(2)	11,090	11,090
California Municipal Finance Authority Revenue VRDB, Chevron USA-Recovery Zone,
0.01%, 3/2/15	7,500	7,500
California Pollution Control Financing Authority Revenue Refunding Bonds, Pacific, Series E,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 3/2/15	17,800	17,800
California State G.O. Unlimited VRDB, Series A-5, Kindergarten,
(Citibank N.A. LOC),
0.01%, 3/2/15	11,100	11,100
California State Municipal Finance Authority Exempt Facilities Revenue Refunding VRDB, Exxonmobil Project,
0.01%, 3/2/15	6,300	6,300
California State Pollution Control Financing Authority Exempt Facilities Revenue Refunding VRDB, Exxonmobil Project,
(Exxon Mobil Corp. Gtd.),
0.01%, 3/2/15	4,995	4,995
California State School Cash Reserve Program Authority Revenue Notes, Series D,
2.00%, 6/30/15	5,000	5,031
California State School Cash Reserve Program Authority Revenue Notes, Series E,
2.00%, 6/30/15	18,000	18,112
California Statewide Communities Development Authority Adjustable COPS, Covenant Retirement Communities, Inc.,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 3/9/15	500	500
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, David Avenue Apartments, Series WW,
(FHLMC LOC),
0.02%, 3/9/15	5,300	5,300

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.5% continued
California - 7.1% continued
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Encanto Homes Apartments,
(FHLB of San Francisco LOC),
0.02%, 3/9/15	$3,000	$3,000
California Statewide Communities Development Authority Revenue VRDB, Community Hospital of Monterey,
(Wells Fargo Bank N.A. LOC),
0.01%, 3/9/15	4,500	4,500
California Statewide Communities Development Authority Revenue VRDB, Series OO, Imperial Park Apartments,
(FHLMC LOC),
0.02%, 3/9/15	4,000	4,000
City & County of San Francisco California Multifamily Housing Revenue Refunding VRDB, Post Street Towers, Series A,
(FHLMC LOC),
0.02%, 3/9/15	6,800	6,800
City of Fresno California Multifamily Housing Revenue Refunding VRDB, Heron Pointe Apartments, Series A,
(FNMA LOC),
0.02%, 3/9/15	1,825	1,825
City of Los Angeles G.O. Unlimited TRANS,
1.50%, 6/25/15	43,000	43,190
City of Oceanside California Multifamily Housing Revenue VRDB, Shadow Way, Non AMT,
(FHLMC LOC),
0.02%, 3/9/15	2,350	2,350
City of San Jose Multifamily Housing Revenue VRDB, Series F, Villa Monterey Apartments,
(FNMA LOC),
0.03%, 3/9/15	8,000	8,000
County of Los Angeles G.O. Unlimited TRANS,
1.50%, 6/30/15	23,300	23,407
Daly City Housing Development Finance Agency Multifamily Revenue Refunding VRDB, Serramonte Del Ray, Series A,
(FNMA LOC),
0.02%, 3/9/15	8,730	8,730
Irvine Ranch Water District VRDB, Special Assessment, Districts Numbers 140-240-105-250,
(Bank of New York Mellon LOC),
0.01%, 3/2/15	600	600
Livermore Refunding VRDB, 2008 Government COPS,
(U.S. Bank N.A. LOC),
0.01%, 3/9/15	12,310	12,310
Los Angeles California Department of Water & Power System Revenue VRDB, Subseries A-2,
0.02%, 3/9/15	22,000	22,000
Metropolitan Water District of Southern California Revenue Refunding VRDB, Series D,
0.01%, 3/9/15	12,500	12,500
Mission Viejo Community Development Financing Authority Revenue VRDB, Mall Improvement Project, Series A,
(MUFG Union Bank N.A. LOC),
0.02%, 3/9/15	1,000	1,000
Orange County Housing Authority Apartment Development Revenue Refunding VRDB, Oasis Martinique, Class I,
(FNMA LOC),
0.02%, 3/9/15	3,800	3,800
Sacramento County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Series A, Bent Tree Apartments,
(FNMA LOC),
0.02%, 3/9/15(3)	6,375	6,375
Sacramento County California Multifamily Housing Revenue VRDB, Series B, River Pointe Apartments,
(FNMA LOC),
0.02%, 3/9/15	3,000	3,000
Sacramento County Housing Authority VRDB, Series C-1 (AMT), Season at Winter,
(FHLMC LOC),
0.04%, 3/9/15	15,000	15,000
San Francisco City & County California Redevelopment Agency Revenue Bonds, Series C, 3rd Mission,
(FNMA LOC),
0.02%, 3/9/15	16,100	16,100

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.5% continued
California - 7.1% continued
San Francisco City & County Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Series B-2, Fillmore Center,
(FHLMC Gtd.),
0.03%, 3/9/15	$6,750	$6,750
Sunnyvale COPS Refunding VRDB, Government Center Site, Series A,
(MUFG Union Bank N.A. LOC),
0.02%, 3/9/15	11,045	11,045
University of California Municipal CP,
0.01%, 3/9/15	12,000	12,000

		321,810

Colorado - 3.9%
Arapahoe County Colorado Multifamily Revenue Refunding VRDB, Series 2001, Rent Housing Hunters Run,
(FHLMC LOC),
0.01%, 3/9/15	400	400
Castle Pines North Finance Corp. Colorado COPS VRDB, Series F,
(Wells Fargo Bank N.A. LOC),
0.04%, 3/9/15	8,695	8,695
City of Colorado Springs Utilities System Revenue VRDB, System Improvement, Series A,
0.02%, 3/9/15	11,715	11,715
Colorado Health Facilities Authority Adjustable Revenue Bonds, Frasier Meadows Manor Project,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 3/9/15	1,725	1,725
Colorado Health Facilities Authority Revenue VRDB, Fraiser Meadows Community Project,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 3/9/15	24,000	24,000
Colorado Health Facilities Authority Revenue VRDB, Series 2006-A, Golden West Manor,
(U.S. Bank N.A. LOC),
0.04%, 3/9/15	6,170	6,170
Colorado Housing & Finance Authority Revenue Bonds, SFM, Series B-3,
0.02%, 3/9/15	7,750	7,750
Colorado Housing & Finance Authority Revenue Bonds, SFM, Series C-3 (AMT),
0.03%, 3/9/15	13,500	13,500
Colorado Multifamily Housing & Finance Authority Revenue Bonds, Class I-A2 (AMT),
0.05%, 3/9/15	10,785	10,785
Colorado Springs Utilities Revenue Refunding VRDB,
0.02%, 3/9/15	8,500	8,500
Colorado State General Fund TRANS, Series A,
1.00%, 6/26/15	38,000	38,108
Colorado State Housing & Finance Authority VRDB, Multifamily, Series C-2 (AMT),
0.05%, 3/9/15	4,000	4,000
Colorado State Housing Finance Authority SFM Revenue VRDB (AMT),
0.05%, 3/9/15	24,010	24,010
RBC Municipal Products, Inc. Trust Revenue Bonds, Floater Series C-11, in CO,
(Royal Bank of Canada LOC),
0.09%, 3/9/15(2)	17,580	17,580

		176,938

Connecticut - 0.1%
Connecticut State Development Authority Revenue Refunding VRDB, Bradley Airport Hotel Project,
(TD Bank N.A. LOC),
0.02%, 3/9/15	4,000	4,000

District of Columbia - 3.1%
District of Columbia G.O. Unlimited TRANS,
1.50%, 9/30/15	40,000	40,321
District of Columbia G.O., ROCS-RR-II-R-11180WF,
(Wells Fargo & Co. Gtd.),
0.04%, 3/9/15(2)	16,470	16,470
District of Columbia Multifamily Housing Finance Agency Collateralized Revenue Bonds, Metro Village Apartments Project,
(U.S. Treasury Escrowed),
0.35%, 8/1/15	17,800	17,800
District of Columbia Revenue VRDB, Henry J. Kaiser Foundation,
0.05%, 3/9/15	4,700	4,700
District of Columbia Revenue VRDB, Series 2007, DC Preparatory Academy,
(Manufacturers & Traders Trust Co. LOC),
0.07%, 3/9/15	8,165	8,165

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.5% continued
District of Columbia - 3.1% continued
District of Columbia University Revenue VRDB, Series B-1, Georgetown University,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 3/9/15	$16,350	$16,350
District of Columbia University Revenue VRDB, Series C-1, Georgetown University,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 3/9/15	21,500	21,500
District of Columbia Water & Sewer Authority Public Utility VRDB, Sub Lien, Subseries B-2,
0.01%, 3/9/15	7,000	7,000
Metropolitan Washington DC Airports Authority System Revenue Refunding VRDB, Subseries C-2,
(Barclays Bank PLC LOC),
0.02%, 3/9/15	6,500	6,500

		138,806

Florida - 4.0%
Capital Trust Agency Florida Housing Revenue VRDB, Series 2008-A, Atlantic Housing Foundation,
(FNMA LOC),
0.02%, 3/9/15	27,270	27,270
County of Miami-Dade County Aviation Adjustable Revenue Bonds, Eagle-20130016, Class A,
(Columbia Insurance Co. Insured),
0.05%, 3/9/15(2)	11,500	11,500
Florida Housing Finance Corp. Multifamily Mortgage Revenue VRDB, Series 2008-L, Hudson Ridge Apartments,
(FHLB of San Francisco LOC),
0.02%, 3/9/15	6,855	6,855
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Lee Vista Apartments,
(FHLMC LOC),
0.02%, 3/9/15	15,510	15,510
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series 2004, Mortgage, Maitland Apartments,
(FHLMC LOC),
0.02%, 3/9/15	17,275	17,275
Florida Multifamily Housing Finance Corp. Revenue Refunding Bonds, Mortgage, Cypress Lake Apartments, Series M-1,
(FHLMC LOC),
0.01%, 3/9/15	2,900	2,900
Highlands County Health Facilities Authority Revenue Refunding VRDB, Hospital Adventist, Series 1-5,
0.02%, 3/9/15	10,000	10,000
Highlands County Health Facilities Authority Revenue VRDB, Hospital Adventist Health System, Series A,
0.02%, 3/9/15	20,000	20,000
Jacksonville Electric Systems Revenue VRDB, Series Three-B-2,
0.02%, 3/9/15	16,400	16,400
JEA Electric System Revenue VRDB, Series Three-B-3,
0.02%, 3/9/15	9,400	9,400
Lee County Florida HFA Multifamily Housing Revenue Refunding Bonds VRDB, Series 1995-A, Forestwood Apartments Project,
(FNMA LOC),
0.02%, 3/9/15	11,485	11,485
Orange County Housing Finance Authority Multifamily Adjustable Revenue Bonds, Series B, Lakeside Pointe Apartments,
(FNMA Insured),
0.04%, 3/9/15	6,530	6,530
Orange County Multifamily Housing Finance Authority Revenue VRDB, Marbella Cove, Series B,
(FHLB of San Francisco LOC),
0.04%, 3/9/15	4,185	4,185
Osceola County Multifamily Housing Finance Authority Adjustable Revenue Bonds, Series A, Housing Arrow Ridge Apartments,
0.04%, 3/9/15	4,340	4,340
State of Florida Board of Public Education G.O. Eagle-720050054-Class A,
0.02%, 3/9/15(2)	10,000	10,000
Sunshine State Governmental Financing Commission Revenue VRDB, Miami Dade County Program, Series A,
(Bank of New York Mellon LOC),
0.02%, 3/9/15	9,700	9,700

		183,350

Georgia - 1.1%
Bacon Georgia IDA Revenue Bonds, D L Lee & Sons, Inc. Project,
(Branch Banking & Trust Co. LOC),
0.08%, 3/9/15	4,795	4,795

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.5% continued
Georgia - 1.1% continued
BB&T Municipal Trust Revenue VRDB, Floaters Series 2024,
(Branch Banking & Trust Co. LOC),
0.05%, 3/9/15(2)	$10,225	$10,225
Cobb County Georgia Housing Authority Multifamily Housing Revenue Refunding VRDB, Series 1999, Cobb-Six Flags Association,
(FHLMC LOC),
0.02%, 3/9/15	5,390	5,390
DeKalb County Georgia Multifamily Housing Authority Revenue VRDB, Highland Place Apartments Project,
(FHLMC LOC),
0.03%, 3/9/15	11,700	11,700
East Point Housing Authority Multi Family Housing Revenue VRDB, Robins Creste Apartments Project,
(FHLMC LOC),
0.05%, 3/9/15	6,640	6,640
Gainesville & Hall County Development Authority Revenue VRDB, Senior Living Facility, Lanier Village, Series B,
(TD Bank N.A. LOC),
0.02%, 3/2/15	4,800	4,800
Richmond County Development Authority Multifamily Housing Adjustable Revenue Bonds, Stonegate Club Apartments Project,
(FNMA LOC),
0.04%, 3/9/15	6,505	6,505

		50,055

Hawaii - 0.2%
Eclipse Funding Trust G.O. VRDB, Solar Eclipse, Honolulu,
(U.S. Bank N.A. LOC),
0.02%, 3/9/15(2)	4,030	4,030
Hawaii State Housing Finance & Development Corp. Multifamily Revenue VRDB, Series 2008, Housing Lokahi Kau,
(FHLMC LOC),
0.02%, 3/9/15	3,075	3,075

		7,105

Idaho - 1.5%
Idaho Housing & Finance Association Non-profit Facilities Revenue VRDB, Series 2008, College of Idaho Project,
(U.S. Bank N.A. LOC),
0.02%, 3/9/15	9,475	9,475
State of Idaho G.O. Unlimited TANS,
2.00%, 6/30/15	60,000	60,379

		69,854

Illinois - 9.3%
Aurora Illinois Revenue VRDB, Series 2003, Counseling Center of Fox Valley Project,
(BMO Harris Bank N.A. LOC),
0.08%, 3/9/15	3,210	3,210
Bridgeview Illinois G.O. Refunding VRDB, Series C,
(BMO Harris Bank N.A. LOC),
0.04%, 3/9/15	10,000	10,000
Chicago Illinois Board of Education G.O. VRDB, Series B,
(Wells Fargo Bank N.A. LOC),
0.02%, 3/9/15	8,400	8,400
Chicago Illinois State Multifamily Housing Development Finance Authority Revenue VRDB, West Chicago Senior Apartments,
(Citibank N.A. LOC),
0.04%, 3/9/15	6,700	6,700
Chicago Midway Airport Refunding VRDB, Second Lien (AMT),
(JPMorgan Chase Bank N.A. LOC),
0.03%, 3/9/15	41,570	41,570
Chicago Midway International Airport Revenue Refunding VRDB, Second Lien, Series C-1 (AMT),
(Bank of Montreal LOC),
0.04%, 3/9/15	9,425	9,425
Chicago Waterworks Refunding VRDB, Subseries 04-2,
(State Street Bank & Trust Co. LOC),
0.02%, 3/9/15	15,000	15,000
City of Chicago G.O. VRDB, Project, Series B1,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 3/9/15	18,240	18,240
City of Chicago Illinois, G.O. VRDB, Neighborhoods Alive 21, Series B-4,
(Bank of New York Mellon LOC),
0.02%, 3/2/15	29,940	29,940

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.5% continued
Illinois - 9.3% continued
Eastern Illinois EDA Multifamily Housing Revenue Bonds, Providence at Thornberry and Sycamore Project,
(U.S. Treasury Escrowed),
0.35%, 8/1/15	$15,000	$15,000
Illinois Development Finance Authority Revenue VRDB, BAPS, Inc. Project,
(Comerica Bank LOC),
0.03%, 3/9/15	5,515	5,515
Illinois Development Finance Authority Revenue VRDB, Series 1998, American Youth Hostels Project,
(BMO Harris Bank N.A. LOC),
0.04%, 3/9/15	5,760	5,760
Illinois Development Financial Authority Revenue VRDB, Series 2003, Jewish Council Youth Services,
(BMO Harris Bank N.A. LOC),
0.08%, 3/9/15	1,305	1,305
Illinois Educational Facilities Authority Revenue VRDB, Series 2003-B, Augustana College,
(BMO Harris Bank N.A. LOC),
0.02%, 3/9/15	5,690	5,690
Illinois Educational Facilities Authority Revenue VRDB, The Adler Planetarium,
(PNC Bank N.A. LOC),
0.02%, 3/9/15	7,500	7,500
Illinois Finance Authority Multifamily Revenue VRDB, Series 2005, Housing Villagebrook Apartments Project,
(FHLMC LOC),
0.04%, 3/9/15	4,800	4,800
Illinois Finance Authority Revenue Bonds, Loyola Academy,
(JPMorgan Chase Bank N.A. LOC),
0.03%, 3/9/15	5,000	5,000
Illinois Finance Authority Revenue Refunding VRDB, Presbyterian Home,
(JPMorgan Chase Bank N.A. LOC),
0.03%, 3/9/15	11,145	11,145
Illinois Finance Authority Revenue VRDB, Series D, Carle Foundation,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 3/9/15	14,600	14,600
Illinois Finance Authority Revenue VRDB, University of Chicago Medical, Series D-1,
(PNC Bank N.A. LOC),
0.15%, 3/2/15	25,000	25,000
Illinois Finance Authority Revenue VRDB, University of Chicago Medical, Series D-2,
(PNC Bank N.A. LOC),
0.01%, 3/2/15	8,000	8,000
Illinois Multifamily Housing Development Authority Revenue VRDB, Alden Gardens Bloomingdale,
(BMO Harris Bank N.A. LOC),
0.04%, 3/9/15	2,135	2,135
Illinois Municipal Electric Agency Power Supply Revenue Bonds, ROCS RR-II-R- 11185WF,
(Wells Fargo & Co. Insured),
0.05%, 3/9/15(2)	16,105	16,105
Illinois State Development Finance Authority Adjustable Revenue Bonds, Series A, Presbyterian Home,
(JPMorgan Chase Bank N.A. LOC),
0.03%, 3/9/15	19,600	19,600
Illinois State Finance Authority Industrial Development VRDB, Durex Industries Project,
(U.S. Bank N.A. LOC),
0.10%, 3/9/15	2,750	2,750
Illinois State Finance Authority Multifamily Housing Revenue VRDB, Autumn Ridge Apartments, Series A,
(FHLMC LOC),
0.02%, 3/9/15	4,595	4,595
Illinois State Finance Authority Revenue VRDB, E-Carle Foundation, Series E,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 3/9/15	10,000	10,000
Illinois State Finance Authority Revenue VRDB, WBEZ Alliance, Inc. Project,
(BMO Harris Bank N.A. LOC),
0.03%, 3/9/15	22,000	22,000
Illinois State Health Facilities Finance Authority VRDB, Riverside Health System,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 3/9/15	5,800	5,800
Illinois State Toll Highway Authority Refunding VRDB, Series A-1A,
(Assured Guaranty Municipal Corp. Insured),
0.03%, 3/9/15	54,795	54,795

MONEY MARKET PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.5% continued
Illinois - 9.3% continued
Southwestern Illinois Development Authority Revenue VRDB, Arizon Co., Inc. Project,
(FHLB of Des Moines LOC),
0.04%, 3/9/15	$1,600	$1,600
State of Illinois G.O. Unlimited VRDB, Series B-4,
(State Street Bank & Trust Co. LOC),
0.01%, 3/9/15	3,000	3,000
State of Illinois G.O. Unlimited VRDB, Series B-5,
(Royal Bank of Canada LOC),
0.01%, 3/9/15	17,000	17,000
University of Illinois Revenue VRDB, Series 2008, Auxiliary Facilities Systems,
0.03%, 3/9/15	11,125	11,125

		422,305

Indiana - 2.5%
Elkhart County Indiana Multifamily Revenue VRDB, Series 2008 II-A, Housing Ashton Pines Apartments,
(FHLB of Indianapolis LOC),
0.03%, 3/9/15	8,000	8,000
Indiana State Development Finance Authority Economic Development Revenue VRDB, Series 2003, Young Men’s Christian Association,
(Wells Fargo Bank N.A. LOC),
0.11%, 3/9/15	2,200	2,200
Indiana State Finance Authority Lease Appropriation VRDB, Series A-3 ,
0.02%, 3/2/15	10,000	10,000
Indiana State Health & Educational Facilities Financing Authority Hospital Adjustable Revenue Bonds, Howard Regional Health System Project, Series B,
(BMO Harris Bank N.A. LOC),
0.02%, 3/2/15	9,580	9,580
Lawrenceburg Indiana PCR Refunding Bonds, Series 2008-H, Indiana Michigan Power Co. Project,
(Bank of Nova Scotia LOC),
0.02%, 3/9/15	6,000	6,000
Posey County Economic Development Refunding Revenue Bonds, Midwest Fertilizer Co. Project,
(U.S. Treasury Escrowed),
0.23%, 4/2/15	70,000	70,000
RBC Municipal Products, Inc. Revenue Bonds, Series E-23,
(Royal Bank of Canada LOC),
0.02%, 3/9/15(2)	8,500	8,500

		114,280

Iowa - 1.0%
Iowa Finance Authority Community Revenue VRDB, Series B, Wesley Retirement Services,
(Bank of America N.A. LOC),
0.03%, 3/9/15	22,510	22,510
Iowa Finance Authority Economic Development Revenue VRDB, Series 2002, Iowa West Foundation Project,
(U.S. Bank N.A. LOC),
0.02%, 3/9/15	6,100	6,100
Iowa Finance Authority Revenue VRDB, Wesley Retirement Services,
(Bank of America N.A. LOC),
0.03%, 3/9/15	7,715	7,715
Iowa Higher Education Loan Authority Revenue Refunding VRDB, Private College Facilities, Loras,
(Bank of America N.A. LOC),
0.03%, 3/2/15	8,080	8,080

		44,405

Kansas - 0.6%
Kansas State Development Finance Authority Multifamily Housing Adjustable Revenue Bonds, Series C, The Clusters Apartments Project,
(U.S. Treasury Escrowed),
0.35%, 2/1/16	2,600	2,600
Kansas State Development Finance Authority Multifamily Revenue Refunding VRDB, Housing Chesapeake Apartments Project,
(FHLMC LOC),
0.02%, 3/9/15	16,000	16,000
University of Kansas Hospital Authority Health Facilities Revenue VRDB, KU Health System,
(U.S. Bank N.A. LOC),
0.02%, 3/2/15	8,705	8,705

		27,305

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.5% continued
Kentucky - 1.0%
Boone County Kentucky Revenue Refunding VRDB, Duke Energy,
(Sumitomo Mitsui Banking Corp. LOC),
0.02%, 3/9/15	$15,220	$15,220
City of Fort Mitchell Kentucky League of Cities Funding Trust Lease Program Revenue VRDB, Series A,
(U.S. Bank N.A. LOC),
0.03%, 3/9/15	4,665	4,665
Kentucky State Housing Corp. Conduit Multifamily Mortgage Revenue VRDB, Series A, Overlook Terraces Apartments,
(FNMA LOC),
0.04%, 3/9/15	10,000	10,000
Louisville & Jefferson County Regional Airport Authority Revenue VRDB, Series A, UPS Worldwide Forwarding,
0.02%, 3/2/15	280	280
Louisville/Jefferson County Metropolitan Government Health System Revenue VRDB, Norton Healthcare, Inc.,
(PNC Bank N.A. LOC),
0.02%, 3/9/15	8,000	8,000
Morehead Kentucky League of Cities Revenue VRDB, Series A, Funding Trust Lease Program,
(U.S. Bank N.A. LOC),
0.03%, 3/9/15	6,473	6,473
Williamstown Kentucky League of Cities Revenue VRDB, Funding Trust Lease, Series B,
(U.S. Bank N.A. LOC),
0.03%, 3/9/15	2,095	2,095

		46,733

Louisiana - 2.2%
Ascension Parish Louisiana IDB, Inc. Revenue VRDB, IMTT-Geismar,
(FHLB of Atlanta LOC),
0.02%, 3/9/15	17,000	17,000
Louisiana Local Government Environmental Facilities & Community Authority Revenue VRDB, Series B, Nicholls State University,
(FHLB of Atlanta LOC),
0.04%, 3/9/15	12,380	12,380
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue VRDB, Go To The Show, Series A,
(FHLB of Dallas LOC),
0.02%, 3/9/15	5,305	5,305
Louisiana Local Government Environmental Facilities & Community VRDB, Series B,
(FHLB of Dallas LOC),
0.02%, 3/9/15	10,635	10,635
Louisiana Public Facilities Authority Multifamily Housing Revenue Refunding VRDB, Linlake Ventures Project,
(FHLMC LOC),
0.03%, 3/9/15	8,000	8,000
Louisiana Public Facilities Authority Revenue Refunding VRDB, Series 1988, Multifamily,
(FNMA LOC),
0.04%, 3/9/15	8,900	8,900
Louisiana State Housing Corp. Multi Family Housing Adjustable Revenue Bonds, Tangi Village Project,
(U.S. Treasury Escrowed),
0.25%, 8/1/15	6,000	6,000
Louisiana State Local Government Environmental Facilities & Community Development Authority Adjustable Revenue Bonds, Fairview Crossing Apartments Project,
(U.S. Treasury Escrowed),
0.35%, 12/1/15	10,000	10,000
Louisiana State Public Facilities Authority Revenue VRDB, Tiger Athletic,
(FHLB of Atlanta LOC),
0.02%, 3/9/15	15,400	15,400
Port New Orleans Louisiana Board of Commerce Revenue Refunding VRDB,
(FHLB of Dallas LOC),
0.02%, 3/9/15	8,400	8,400

		102,020

Maryland - 2.2%
Maryland Health & Higher Educational Facilities Authority Revenue VRDB, Mercey Ridge,
(Manufacturers & Traders Trust Co. LOC),
0.02%, 3/9/15	20,370	20,370

MONEY MARKET PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.5% continued
Maryland - 2.2% continued
Maryland Health & Higher Educational Facilities Authority Revenue VRDB, University of Maryland Medical System, Series E,
(Bank of Montreal LOC),
0.03%, 3/9/15	$20,500	$20,500
Maryland Housing and Community Development Administration Revenue VRDB, Residential, Series F,
(PNC Bank N.A. LOC),
0.02%, 3/9/15	10,870	10,870
Maryland State Community Development Administration Department Housing & Community Development Revenue VRDB, Series G, Multifamily Housing, Kirkwood,
(FHLMC LOC),
0.02%, 3/9/15	8,000	8,000
Maryland State Transportation Authority Passenger Facility Charge Revenue VRDB, Series C (AMT), Qualified Airport,
(Wells Fargo Bank N.A. LOC),
0.03%, 3/9/15	20,400	20,400
Montgomery County Municipal Interest Bearing CP,
0.03%, 3/17/15	20,000	20,000

		100,140

Massachusetts - 3.2%
City of Springfield G.O. Limited BANS,
1.00%, 6/12/15	12,029	12,058
Massachusetts Development Finance Agency Housing Revenue VRDB, Cordis Mills LLC,
(FNMA Insured),
0.04%, 3/9/15	9,850	9,850
Massachusetts Port Authority Municipal Interest Bearing CP,
(TD Bank N.A. LOC),
0.07%, 5/7/15	16,600	16,600
Massachusetts State Development Finance Agency Multifamily Housing Revenue Refunding VRDB, Kensington Project,
(FNMA LOC),
0.03%, 3/9/15	13,850	13,850
Massachusetts State G.O. Limited RANS, Series A,
1.50%, 4/23/15	39,000	39,080
Massachusetts State G.O. Limited RANS, Series B,
1.50%, 5/28/15	19,000	19,064
Massachusetts State G.O. Limited RANS, Series C,
1.50%, 6/25/15	25,000	25,110
Massachusetts State Water Resources Authority General Revenue VRDB, Series E,
0.02%, 3/9/15	3,000	3,000
Massachusetts Water Resources Authority Municipal Interest Bearing CP,
(State Street Bank & Trust Co. LOC),
0.10%, 5/5/15	6,000	6,000

		144,612

Michigan - 3.1%
Jackson County Economic Development Corp. Revenue Refunding VRDB, Series A, Vista Grande Villa,
(Bank of America N.A. LOC),
0.03%, 3/2/15	1,900	1,900
Michigan Finance Authority Refunding VRDB, Student Loan, Series 22-A,
(State Street Bank & Trust Co. LOC),
0.03%, 3/9/15	21,700	21,700
Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Limited Obligation, Hope College Project,
(JPMorgan Chase Bank N.A. LOC),
0.03%, 3/9/15	6,140	6,140
Michigan Higher Education Facilities Authority Revenue VRDB, Limited Obligation, Cleary University Project,
(Comerica Bank LOC),
0.01%, 3/9/15	3,525	3,525
Michigan State Hospital Finance Authority Revenue VRDB, Holland Community Hospital, Series B,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 3/9/15	6,620	6,620
Michigan State Housing Development Authority Revenue Bonds, Milham Meadows Apartments Project,
(U.S. Treasury Escrowed),
0.35%, 7/1/15	13,750	13,750
Michigan State Housing Development Authority Revenue VRDB, Series B (AMT),
0.03%, 3/9/15	25,000	25,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.5% continued
Michigan - 3.1% continued
Michigan State Strategic Fund Limited Obligation Revenue Refunding VRDB, Series 2008, Consumers Energy Co.,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 3/9/15	$17,000	$17,000
Michigan State Strategic Fund Limited Obligation Revenue VRDB, Kroger Co. Recovery Zone,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.02%, 3/9/15	9,500	9,500
Oakland County Michigan Economic Development Corp. Revenue VRDB, Marian High School, Inc. Project,
(Comerica Bank LOC),
0.02%, 3/9/15	6,885	6,885
RIB Municipal Floater Trust Adjustable Revenue Bonds, Series 2014-7WE,
(Barclays Bank PLC LOC),
0.12%, 3/9/15(2)	30,000	30,000

		142,020

Minnesota - 2.9%
City of Crystal Multifamily Housing Revenue Refunding VRDB, Calibre Chase Project,
(FHLMC LOC),
0.05%, 3/9/15	910	910
City of New Brighton Multifamily Revenue VRDB, Golden Pond Housing Project,
(FNMA LOC),
0.05%, 3/9/15	2,920	2,920
Coon Rapids Minnesota IDR VRDB, Kurt Manufacturing Project,
(U.S. Bank N.A. LOC),
0.04%, 3/9/15	4,080	4,080
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care VRDB, Series A, Children’s Hospitals Clinics,
(Assured Guaranty Municipal Corp. Insured),
0.03%, 3/2/15	12,025	12,025
Minnesota Office of Higher Education Revenue Bonds, Supplemental, Series B (AMT),
(Royal Bank of Canada LOC),
0.02%, 3/9/15	66,900	66,900
Minnesota Office of Higher Education Revenue VRDB, Series B, Supplemental Student,
(State Street Bank & Trust Co. LOC),
0.02%, 3/9/15	17,000	17,000
Oak Park Heights Minnesota Multifamily Revenue Refunding VRDB, Series 2005, Housing Boutwells Landing,
(FNMA LOC),
0.02%, 3/9/15	6,700	6,700
Owatonna Minnesota Housing Revenue Refunding VRDB, Series 2003-A, Second Century,
(FHLB of Des Moines LOC),
0.05%, 3/9/15	2,615	2,615
Rochester Minnesota G.O. VRDB, Series 2007-B, Waste Water,
0.02%, 3/9/15	5,400	5,400
Roseville Minnesota Senior Housing Revenue Refunding VRDB, Series 2009, Eaglecrest Project,
(FHLMC LOC),
0.02%, 3/9/15	13,490	13,490

		132,040

Mississippi - 0.8%
County of Jackson Mississippi Port Facility Revenue Refunding Bonds, Chevron USA, Inc. Project,
0.01%, 3/2/15	11,135	11,135
Mississippi Business Finance Corp. Revenue Refunding VRDB, Jackson Heart Realty,
(FHLB of Dallas LOC),
0.03%, 3/9/15	4,465	4,465
Mississippi Business Finance Corp. Revenue VRDB, Series A, CPX Gulfport OPAG LLC,
(Wells Fargo Bank N.A. LOC),
0.02%, 3/9/15	12,935	12,935
Mississippi Business Finance Corp., Mississippi Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Inc. Project, Series A,
(Chevron Corp. Gtd.),
0.01%, 3/2/15	8,600	8,600

		37,135

MONEY MARKET PORTFOLIOS    10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.5% continued
Missouri - 0.9%
Independence Missouri IDA Multifamily Housing Revenue Refunding VRDB, Series B, The Mansions Project,
(FHLMC LOC),
0.02%, 3/9/15	$14,240	$14,240
Kansas City Missouri IDA Multifamily Housing Revenue Refunding VRDB, Series B, Willow Creek Level Apartments,
(FNMA LOC),
0.02%, 3/9/15	6,495	6,495
Missouri State Development Finance Board Infrastructure Revenue VRDB, Series C, St. Louis Convention Center,
(U.S. Bank N.A. LOC),
0.02%, 3/2/15	3,600	3,600
Missouri State Health & Educational Facilities Authority Revenue VRDB, Series B, Saint Louis University Project,
(U.S. Bank N.A. LOC),
0.01%, 3/2/15	3,300	3,300
St. Charles County Missouri IDA Revenue Refunding VRDB, Country Club Apartments Project,
(FNMA LOC),
0.02%, 3/9/15	4,000	4,000
St. Louis IDA Revenue VRDB, Mid-America Transplant Services Project,
(BMO Harris Bank N.A. LOC),
0.03%, 3/2/15	11,670	11,670

		43,305

Nevada - 1.4%
Carson City Hospital Revenue VRDB, Series 2003-B, Carson-Tahoe Hospital Project,
(U.S. Bank N.A. LOC),
0.02%, 3/9/15	12,700	12,700
Carson City Nevada Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Regional Medical Center,
(U.S. Bank N.A. LOC),
0.02%, 3/9/15	4,670	4,670
County of Clark Airport G.O. Limited Refunding VRDB, Sub Lien, Series A (AMT),
0.02%, 3/9/15	14,370	14,370
County of Clark Airport System Revenue VRDB, Sub Lien, Series C-2 (AMT),
(State Street Bank & Trust Co. LOC),
0.02%, 3/9/15	16,950	16,950
Nevada Housing Division VRDB, Multifamily Unit Housing Revenue Project,
(Wells Fargo Bank N.A. LOC),
0.17%, 3/9/15	5,170	5,170
Nevada State Housing Revenue VRDB, Vista Creek Apartments,
(FHLB LOC),
0.07%, 3/9/15	11,415	11,415

		65,275

New Hampshire - 0.2%
New Hampshire Business Finance Authority Revenue VRDB, Littleton Regional Hospital,
(TD Bank N.A. LOC),
0.02%, 3/2/15	5,730	5,730
New Hampshire Health & Education Facilities Authority Revenue VRDB, Wentworth Douglas Hospital,
(TD Bank N.A. LOC),
0.02%, 3/2/15	2,725	2,725

		8,455

New Jersey - 2.1%
BB&T Municipal Trust Revenue Bonds, Series 2047,
(Branch Banking & Trust Co. LOC),
0.04%, 3/9/15(2)	14,710	14,710
Hudson County Improvement Authority Revenue Notes, Series V-1, County Guaranteed Pooled Notes,
1.00%, 11/25/15	11,500	11,559
New Jersey State Housing & Mortgage Finance Agency MF Conduit Revenue Bonds, Series B, South Village I & II Project Apartments Project,
(U.S. Treasury Escrowed),
0.35%, 6/1/15(3)	30,000	30,000
Rib Floater Trust Adjustable G.O. Unlimited Bonds, Series 14,
(Barclays Bank PLC LOC),
0.07%, 3/9/15(2)	32,000	32,000
Township of Toms River G.O. Unlimited Refunding Notes,
1.25%, 12/18/15	5,000	5,036

		93,305

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    11    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.5% continued
New Mexico - 0.2%
New Mexico Mortgage Finance Authority Multifamily Housing Revenue VRDB, Series A, Villas San Ignacio,
(FHLMC LOC),
0.02%, 3/9/15	$8,000	$8,000

New York - 5.6%
City of New York Adjustable G.O. Unlimited Bonds, Subseries A-4,
(Bank of Montreal LOC),
0.02%, 3/9/15	14,000	14,000
City of New York G.O. Unlimited VRDB, Series E, Subseries E-2,
(Bank of America N.A. LOC),
0.01%, 3/2/15	10,400	10,400
City of New York G.O. VRDB, Subseries L-4,
(U.S. Bank N.A. LOC),
0.01%, 3/2/15	4,100	4,100
City of New York G.O., Series A-5,
(Royal Bank of Canada LOC),
0.01%, 3/2/15	8,800	8,800
City of New York G.O., Subseries G-6,
(Mizuho Bank Ltd. LOC),
0.01%, 3/2/15	3,500	3,500
City of New York G.O., Subseries I-8,
0.02%, 3/2/15	9,500	9,500
Metropolitan Transportation Authority Dedicated Tax Fund Refunding VRDB, Series A-1,
(Royal Bank of Canada LOC),
0.01%, 3/2/15	20,000	20,000
Metropolitan Transportation Authority New York Revenue VRDB, Subseries E-2,
(Royal Bank of Canada LOC),
0.01%, 3/9/15	10,000	10,000
Metropolitan Transportation Authority New York Revenue VRDB, Subseries E-3,
(PNC Bank N.A. LOC),
0.01%, 3/2/15	12,000	12,000
New York City Adjustable G.O. Unlimited Bonds, Subseries I-7,
(Bank of America N.A. LOC),
0.02%, 3/9/15	17,000	17,000
New York City Adjustable G.O. Unlimited Bonds, Subseries D-3-B,
(Royal Bank of Canada LOC),
0.01%, 3/2/15	3,000	3,000
New York City Housing Development Corp. Multifamily Mortgage Adjustable Revenue Bonds, Series A, Granville Payne Apartments,
(Citibank N.A. LOC),
0.04%, 3/9/15	5,560	5,560
New York City Housing Development Corp. Multifamily Mortgage Revenue VRDB, Series A, 1405 Fifth Avenue Apartments,
(Citibank N.A. LOC),
0.04%, 3/9/15	4,690	4,690
New York City Housing Development Corp. Multifamily Mortgage Revenue VRDB, Series A, 550 East 170th Street Apartments,
(Citibank N.A. LOC),
0.04%, 3/9/15	5,500	5,500
New York City Housing Development Corp. Multifamily Mortgage Revenue VRDB, Series A, West 26th Street,
(FHLMC Insured),
0.02%, 3/9/15	13,500	13,500
New York City Municipal Water Finance Authority & Sewer System VRDB, Subseries FF-1, General Resolution,
0.01%, 3/2/15	29,200	29,200
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, 2nd General Resolution,
0.02%, 3/2/15	1,200	1,200
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Second General Resolution, Series DD,
0.01%, 3/2/15	6,500	6,500
New York City New York IDA Civic Facilities Revenue VRDB, Sephardic Community Youth Center,
(Manufacturers & Traders Trust Co. LOC),
0.07%, 3/9/15	2,380	2,380
New York City New York IDA Civic Facility Revenue VRDB, Series 2007, Ateret Torah Center Project,
(Wells Fargo Bank N.A. LOC),
0.02%, 3/9/15	11,135	11,135
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-5,
0.01%, 3/2/15	6,300	6,300

MONEY MARKET PORTFOLIOS    12    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.5% continued
New York - 5.6% continued
New York State Dormitory Authority Revenues Non State Supported Debt Revenue VRDB, Rochester Friendly Home,
(Manufacturers & Traders Trust Co. LOC),
0.03%, 3/9/15	$15,475	$15,475
New York State Housing Finance Agency Revenue VRDB, Series A, Bam S Housing,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 3/9/15	15,250	15,250
New York State Housing Finance Agency Revenue VRDB, Series A, Riverside Center 2,
(Bank of America N.A. LOC),
0.02%, 3/9/15	3,000	3,000
Suffolk County New York Industrial Development Agency Revenue VRDB, St. Anthony’s High School Civic,
(U.S. Bank N.A. LOC),
0.02%, 3/9/15	14,970	14,970
Warren & Washington Counties New York IDA Civic Facility Revenue VRDB, Series 2000, Glen At Highland Meadows Project,
(Manufacturers & Traders Trust Co. LOC),
0.02%, 3/9/15	9,460	9,460

		256,420

North Carolina - 3.5%
Cleveland County North Carolina Industrial Facilities Pollution Control Financing Authority Revenue VRDB, Cleveland County Family YMCA,
(Branch Banking & Trust Co. LOC),
0.02%, 3/9/15	9,550	9,550
Forsyth County North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue VRDB, Recreation Facilities-YMCA Winston,
(Branch Banking & Trust Co. LOC),
0.02%, 3/9/15	10,460	10,460
Greensboro North Carolina G.O. VRDB, Street Improvement,
0.03%, 3/9/15	10,000	10,000
Guilford County North Carolina G.O. VRDB,
0.03%, 3/9/15	200	200
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Series 2007, High Point University Project,
(Branch Banking & Trust Co. LOC),
0.02%, 3/9/15	8,450	8,450
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Series 2008, High Point University Project,
(Branch Banking & Trust Co. LOC),
0.02%, 3/9/15	15,425	15,425
North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Series 1998, Lutheran Services For Aging,
(Branch Banking & Trust Co. LOC),
0.02%, 3/9/15	6,670	6,670
North Carolina Medical Care Commission Hospital Revenue VRDB, Moses Cone Health System, Series A,
0.04%, 3/9/15	25,600	25,600
North Carolina State Medical Care Commission Hospital Revenue VRDB, Moses Cone Health System, Series B,
0.02%, 3/2/15	16,400	16,400
University of North Carolina at Chapel Hill Revenue Bonds, Eagle 720053014, Class A,
0.03%, 3/9/15(2)	18,400	18,400
Winston-Salem North Carolina Water & Sewer System Revenue Refunding VRDB, Series C,
0.02%, 3/9/15	18,350	18,350
Winston-Salem North Carolina Water & Sewer System Revenue VRDB, Series 2002-B,
0.02%, 3/9/15	13,700	13,700
Winston-Salem North Carolina Water & Sewer System Revenue VRDB, Series B,
0.02%, 3/9/15	5,000	5,000

		158,205

Ohio - 1.0%
Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue VRDB, Series D-R, Museum of Art Project,
0.02%, 3/9/15	7,000	7,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    13    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.5% continued
Ohio - 1.0% continued
County of Franklin Ohio Health Care Facilities Revenue VRDB, Ohio Presbyterian, Series A,
(PNC Bank N.A. LOC),
0.02%, 3/9/15	$1,250	$1,250
Grove City Multifamily Housing Revenue VRDB, Mortgage, Regency Arms Apartments,
(FNMA LOC),
0.04%, 3/9/15	9,275	9,275
Ohio Higher Educational Facility Commission Revenue VRDB, Antioch University,
(PNC Bank N.A. LOC),
0.02%, 3/9/15	9,320	9,320
Ohio State Housing Finance Agency Multifamily Revenue VRDB, New Town Apartments Project,
(U.S. Treasury Escrowed),
0.35%, 1/1/16	4,400	4,400
Ross County Ohio Revenue VRDB, Adena Health System,
(PNC Bank N.A. LOC),
0.02%, 3/9/15	4,075	4,075
State of Ohio G.O., Common Schools, Series B,
0.02%, 3/9/15	9,600	9,600

		44,920

Oklahoma - 0.2%
Oklahoma State Water Resources Board Adjustable Revenue Bonds,
0.25%, 4/1/15	5,150	5,150
Oklahoma State Water Resources Board Adjustable Revenue Bonds, Series A,
0.25%, 4/1/15	4,025	4,025

		9,175

Oregon - 2.9%
Clackamas County Oregon Hospital Facility Authority Revenue VRDB, Series 2008-A, Legacy Health Systems,
(U.S. Bank N.A. LOC),
0.02%, 3/9/15	15,700	15,700
Oregon Health & Science University Revenue VRDB, Series B-2,
(MUFG Union Bank N.A. LOC),
0.03%, 3/9/15	28,525	28,525
Oregon State Economic Development VRDB, Series 176, Cascade Steel,
(Wells Fargo Bank N.A. LOC),
0.07%, 3/9/15	3,700	3,700
Port of Portland Oregon Apartment Revenue Refunding VRDB, Series 18A, Portland International Airport,
(U.S. Bank N.A. LOC),
0.03%, 3/9/15	6,435	6,435
Port of Portland Special Obligation Revenue Refunding VRDB, Portland Bulk Terminal,
(Canadian Imperial Bank of Commerce LOC),
0.02%, 3/9/15	54,700	54,700
Salem Oregon Hospital Facility Authority Revenue VRDB, Series 2008-B, Salem Hospital Project,
(U.S. Bank N.A. LOC),
0.02%, 3/9/15	6,000	6,000
State of Oregon G.O. Limited TANS, Series A,
2.00%, 6/15/15	15,000	15,082

		130,142

Pennsylvania - 3.3%
Allegheny County IDA Revenue VRDB, Education Center Watson,
(PNC Bank N.A. LOC),
0.03%, 3/9/15	6,000	6,000
Allegheny County Pennsylvania IDA Health Care Revenue VRDB, Series 2008-B, Vincentian Collaborative,
(PNC Bank N.A. LOC),
0.03%, 3/9/15	4,725	4,725
Butler County IDA Pennsylvania Revenue Refunding VRDB, Concordia Lutheran, Series A,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 3/9/15	5,595	5,595
Butler County Pennsylvania Industrial Development Authority Revenue VRDB, Concordia Lutheran, Series A,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 3/9/15	3,730	3,730
Lancaster County Hospital Authority Senior Living Facilities Revenue VRDB, Series 2000, Quarryville Presbyterian,
(Manufacturers & Traders Trust Co. LOC),
0.03%, 3/9/15	11,980	11,980

MONEY MARKET PORTFOLIOS    14    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.5% continued
Pennsylvania - 3.3% continued
Lancaster Pennsylvania IDA Revenue VRDB, Mennonite Home Project,
(Manufacturers & Traders Trust Co. LOC),
0.07%, 3/9/15	$6,300	$6,300
Lower Merion School District VRDB, Series A-1, Capital Project,
(U.S. Bank N.A. LOC),
0.02%, 3/9/15	4,900	4,900
Montgomery County IDA Revenue VRDB, Acts Retirement Life Community,
(TD Bank N.A. LOC),
0.02%, 3/2/15	7,525	7,525
Montgomery County Redevelopment Authority Multifamily Housing Adjustable Revenue Bonds, Brookside Manor Apartments Project, Series A,
(FNMA LOC),
0.02%, 3/9/15	9,170	9,170
Nuveen Pennsylvania Investment Quality Municipal Fund Tax-Exempt VRDP, Series 2,
0.12%, 3/9/15	17,000	17,000
Pennsylvania Housing Financial Agency Multifamily Revenue VRDB, Series 2008, Special Limited Obligation, Foxwood,
(FHLMC LOC),
0.02%, 3/9/15	5,900	5,900
Pennsylvania State Turnpike Commission Registration Fee Refunding VRDB, Series B,
(Assured Guaranty Municipal Corp. Insured),
0.02%, 3/9/15	16,500	16,500
Pennsylvania State Turnpike Commission Registration Fee Revenue Refunding VRDB, Series D,
(Assured Guaranty Municipal Corp. Insured),
0.03%, 3/9/15	11,900	11,900
Philadelphia Gas Works Revenue Refunding VRDB, 8th Series C,
(Barclays Bank PLC LOC),
0.02%, 3/9/15	13,000	13,000
RBC Municipal Products, Inc. Trust Revenue VRDB, Floaters, Series C-14,
(Royal Bank of Canada LOC),
0.02%, 3/9/15(2)	7,700	7,700
School District of Philadelphia G.O. Unlimited Refunding VRDB, Series G,
(PNC Bank N.A. LOC),
0.02%, 3/9/15	5,000	5,000
University of Pittsburgh of The Commonwealth System of Higher Education Asset Revenue Notes,
2.00%, 7/22/15	8,000	8,059
West Cornwall Pennsylvania Township Municipal Authority Revenue VRDB, Series 2006, Senior Living Facility Lebanon Valley,
(PNC Bank N.A. LOC),
0.02%, 3/9/15	3,005	3,005

		147,989

Rhode Island - 0.6%
Rhode Island Housing & Mortgage Finance Corp. Multifamily Mortgage Revenue VRDB, Groves At Johnston Project,
(FHLMC LOC),
0.03%, 3/9/15	26,450	26,450

South Carolina - 1.4%
Charleston Educational Excellence Finance Corp. Adjustable Revenue Bonds,
(U.S. Treasury Escrowed),
0.04%, 3/9/15(2)	24,750	24,750
City of Columbia South Carolina Waterworks & Sewer System Revenue VRDB,
(U.S. Bank N.A. LOC),
0.01%, 3/2/15	12,200	12,200
South Carolina State Housing Financial & Development Authority Multifamily Adjustable Revenue Bonds,
(U.S. Treasury Escrowed),
0.35%, 12/15/15	25,021	25,021

		61,971

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    15    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.5% continued
South Dakota - 0.1%
South Dakota State Health & Educational Facilities Authority Revenue VRDB, Series 2004-B, Sioux Valley Hospitals & Health,
(U.S. Bank N.A. LOC),
0.02%, 3/9/15	$6,030	$6,030

Tennessee - 1.3%
Blount County Tennessee Public Building Authority Revenue VRDB, Series C-1-A, Local Government Public Improvement,
(Knox County Gtd.),
0.02%, 3/9/15	5,375	5,375
Blount County Tennessee Public Building Authority Revenue VRDB, Series C-3-A, Local Government Public Improvement,
(Knox County Gtd.),
0.02%, 3/9/15	6,700	6,700
Knox County Health & Educational Facilities Board Revenue VRDB, Johnson Bible College Project,
(FHLB of Cincinnati LOC),
0.02%, 3/9/15	6,170	6,170
Metropolitan Government Nashville & Davidson County Industrial Development Board Multifamily Housing Adjustable Revenue Bonds, Hickory Lake Apartments Project,
(U.S. Treasury Escrowed),
0.30%, 4/1/15(3)	13,750	13,750
Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Board Revenue Refunding VRDB, Multifamily, Timberlake Project,
(FNMA LOC),
0.02%, 3/9/15	8,600	8,600
Metropolitan Government of Nashville & Davidson County Tennessee IDB Revenue VRDB, Series B, Multifamily Housing Arbor Crest,
(FNMA LOC),
0.02%, 3/9/15	12,750	12,750
Tennessee State Energy Acquisition Corp. Gas Revenue Floaters,
(Branch Banking & Trust Co. LOC),
0.04%, 3/9/15(2)	4,995	4,995

		58,340

Texas - 9.8%
Atascosa County Texas Industrial Development Corp. PCR Refunding VRDB, Series 2008, San Miguel Electric Cooperative,
(Natural Rural Utilities Cooperative Finance Corp. Gtd.),
0.05%, 3/9/15	9,600	9,600
BB&T Municipal Trust Various States Revenue Bonds, Floaters, Series 2043,
(Branch Banking & Trust Co. LOC),
0.05%, 3/9/15(2)	14,160	14,160
Bexar County Multifamily Housing Finance Corp. Revenue Refunding VRDB, Series 2009, Palisades Park Apartments Project,
(FHLMC LOC),
0.02%, 3/9/15	3,680	3,680
Bexar County Multifamily Housing Finance Corp. Revenue VRDB, Series 2005-A, Summit Hills Apartments Project,
(FHLMC LOC),
0.03%, 3/9/15	3,500	3,500
Bexar County Texas Housing Finance Corp. Multifamily Housing Revenue VRDB, Aamha LLC Project,
(FNMA LOC),
0.02%, 3/9/15	4,705	4,705
Bexar County Texas Multifamily Housing Finance Authority Revenue Refunding VRDB, Altamonte Apartments Project,
(FNMA LOC),
0.04%, 3/9/15	3,500	3,500
Brazos Harbor Industrial Development Corp. Revenue Refunding VRDB, Series 2001, BASF Corp. Project,
0.04%, 3/9/15	7,700	7,700
Clipper Caraval Tax-Exempt Certificate Trust Revenue Bonds, Series 2009-56 Participation Texas, Non AMT,
0.02%, 3/9/15(2)	16,120	16,120
Greater East Texas Higher Education Authority Revenue Bonds, Series B, Greater Texas Foundation,
(State Street Bank & Trust Co. LOC),
0.03%, 3/9/15	18,000	18,000
Gulf Coast Waste Disposal Authority Revenue Bonds, Exxonmobil Project,
0.01%, 3/2/15	12,400	12,400
Gulf Coast Waste Disposal Authority Revenue VRDB, Exxonmobil Project,
0.01%, 3/2/15	25,000	25,000

MONEY MARKET PORTFOLIOS    16    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.5% continued
Texas - 9.8% continued
Lubbock Texas Independent School District G.O. VRDB, School Building, Series A,
(Texas Permanent School Fund Program Guaranty Insured),
0.03%, 3/9/15	$805	$805
Mesquite Independent School District G.O. VRDB, School Building, Series A,
(Texas Permanent School Fund Program Guaranty Insured),
0.03%, 3/9/15	4,755	4,755
Northwest Texas Independent School District G.O. VRDB,
(Texas Permanent School Fund Program Guaranty Insured),
0.03%, 3/9/15	500	500
Nueces County Health Facilities Development Corp. Revenue VRDB, Series A, Driscoll Children’s Foundation,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 3/9/15	800	800
Panhandle Regional Multifamily Housing Finance Corp. Revenue VRDB, Series 2008, Jason Ave Residential Apartments,
(FHLMC LOC),
0.02%, 3/9/15	7,100	7,100
Port of Arthur Texas Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals, Series B,
(Total S.A. Gtd.),
0.03%, 3/9/15	20,000	20,000
Port of Port Arthur Texas Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA,
(Total S.A. Gtd.),
0.03%, 3/9/15	7,700	7,700
Port of Port Arthur Texas Navigation District Revenue VRDB, Multi-Mode, Atofina, Series B,
(Total S.A. Gtd.),
0.04%, 3/9/15	10,000	10,000
RBC Municipal Products, Inc. Trust Revenue VRDB, Floaters,
(Royal Bank of Canada LOC),
0.02%, 3/9/15(2)	10,000	10,000
RBC Municipal Products, Inc. Trust Revenue VRDB, Series E-18,
(Royal Bank of Canada LOC),
0.02%, 3/9/15(2)	16,000	16,000
State of Texas G.O. Unlimited Bonds, Series D, Veterans Housing Assistanace Program,
(Sumitomo Mitsui Banking Corp. LOC),
0.03%, 3/9/15	10,000	10,000
State of Texas G.O. VRDB, Veterans, Series B,
(Texas State LOC),
0.02%, 3/9/15	19,900	19,900
State of Texas, G.O. Unlimited VRDB, Veterans, Series A,
0.02%, 3/9/15	10,000	10,000
Tarrant County Multifamily Housing Financial Corp. Revenue VRDB, Series 2003, Housing Gateway Apartments,
(FNMA LOC),
0.03%, 3/9/15	1,790	1,790
Texas Department of Housing & Community Affairs Multifamily Housing Adjustable Revenue Bonds, Waters Willow Run Apartments,
(U.S. Treasury Escrowed),
0.35%, 10/1/15	14,500	14,500
Texas Department of Housing & Community Affairs Single Family Mortgage Revenue VRDB, Series D (AMT),
0.04%, 3/9/15	8,500	8,500
Texas State Affordable Housing Corp. Multifamily Housing Adjustable Revenue Bonds, Gateway Northwest Project,
(U.S. Treasury Escrowed),
0.35%, 10/1/15	11,500	11,500
Texas State Department Housing & Community Affairs Multifamily Housing Revenue VRDB, Tower Ridge Apartments,
(FNMA LOC),
0.05%, 3/9/15	15,000	15,000
Texas State Department of Housing & Community Affairs Revenue VRDB, Multifamily Housing, Timber Point Apartments, Series A-1,
(FHLMC LOC),
0.04%, 3/9/15	5,730	5,730
Texas State G.O. Unlimited Bonds, Series A-2, Veterans Housing Assistance Fund,
0.03%, 3/9/15	20,000	20,000
Texas State G.O. Unlimited TRANS,
1.50%, 8/31/15	105,000	105,719

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    17    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.5% continued
Texas - 9.8% continued
Texas State Refunding G.O. Unlimited Bonds, Veterans Housing Assistance Fund,
0.02%, 3/9/15	$17,115	$17,115
University of Houston Texas Revenue VRDB,
0.02%, 3/9/15	3,480	3,480
University of Texas System Revenue Refunding VRDB, Series B,
0.01%, 3/9/15	4,000	4,000

		443,259

Utah - 0.8%
Salt Lake City Sales Adjustable Refunding TRB,
0.03%, 3/9/15	1,280	1,280
Utah Housing Corp. Multifamily Housing Revenue VRDB, Timbergate, Series A,
(FHLMC LOC),
0.07%, 3/9/15	3,125	3,125
Utah State Housing Corp. Finance Agency Revenue VRDB, SFM Series C-1,
0.04%, 3/9/15	4,280	4,280
Utah State Housing Corp. Single Family Mortgage Finance Agency Revenue VRDB, Series C-I,
0.04%, 3/9/15	3,115	3,115
Utah State Housing Corp. Single Family Mortgage Revenue VRDB, Series A-1, Class I,
0.04%, 3/9/15	4,735	4,735
Utah State Housing Corp. Single Family Mortgage Revenue VRDB, Series F-1, Class I,
0.04%, 3/9/15	5,335	5,335
Utah Water Finance Agency Revenue VRDB, Series B-2,
0.03%, 3/9/15	15,900	15,900

		37,770

Virginia - 0.3%
Hampton Virginia Redevelopment & Housing Authority Multifamily Housing Revenue Refunding VRDB, Hampton Center Apartments Project,
(FHLMC LOC),
0.02%, 3/9/15	6,300	6,300
Lynchburg Virginia IDA Revenue VRDB, Series B, Hospital Centra Health,
(Branch Banking & Trust Co. LOC),
0.02%, 3/9/15	3,535	3,535
Virginia College Building Authority Educational Facilities Revenue VRDB, University of Richmond Project,
0.02%, 3/9/15	2,200	2,200

		12,035

Washington - 0.5%
Washington State Housing Finance Commission Adjustable Revenue Bonds, Single Family Program, Series Variable Rate-2A (AMT),
(FHLMC LOC),
0.03%, 3/9/15	7,975	7,975
Washington State Housing Finance Commission VRDB, Reserve Renton Apartments Project,
(FHLB LOC),
0.02%, 3/9/15	8,000	8,000
Washington State Housing Finance Commission VRDB, Series A, Whisperwood Apartments Project,
(FNMA LOC),
0.04%, 3/9/15	4,650	4,650

		20,625

West Virginia - 0.4%
West Virginia Hospital Finance Authority Revenue Refunding and Improvement VRDB, Series B, Cabell Hospital,
(Branch Banking & Trust Co. LOC),
0.02%, 3/9/15	16,265	16,265

Wisconsin - 1.5%
Milwaukee Redevelopment Authority Lease Revenue VRDB, University of Wisconsin- Kenilworth Project,
(U.S. Bank N.A. LOC),
0.02%, 3/9/15	860	860
PFA Multifamily Housing Revenue Refunding VRDB, Lindsey Terrace Apartments,
(FNMA LOC),
0.05%, 3/9/15	9,675	9,675
PFA Multifamily Housing Revenue Refunding VRDB, Wisconsin Housing Preservation Corp-Southern Bond Pool I,
(U.S. Treasury Escrowed),
0.35%, 5/1/15	20,860	20,860

MONEY MARKET PORTFOLIOS    18    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.5% continued
Wisconsin - 1.5% continued
Public Finance Authority Wisconsin Multifamily Housing Revenue Refunding VRDB, Kendall Court Apartments Project,
(FNMA LOC),
0.05%, 3/9/15	$10,150	$10,150
Wisconsin Health & Educational Facilities Authority VRDB, Series A, Fort Healthcare, Inc.,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 3/2/15	3,600	3,600
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2003, Mequon Jewish Project,
(JPMorgan Chase Bank N.A. LOC),
0.05%, 3/9/15	3,560	3,560
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2008-B, Meriter Retirement Services,
(U.S. Bank N.A. LOC),
0.02%, 3/9/15	8,845	8,845
Wisconsin State Housing & EDA Revenue VRDB, Series B,
0.03%, 3/9/15	6,300	6,300
Wisconsin State Housing & EDA Revenue VRDB, Series D,
0.04%, 3/9/15	6,110	6,110

		69,960

Wyoming - 0.1%
Lincoln County Adjustable PCR Bonds, Series A, Exxon Project,
0.01%, 3/2/15	4,750	4,750
Lincoln County Adjustable PCR, Series B, Exxon Project,
0.01%, 3/2/15	2,200	2,200

		6,950

Municipal States Pooled Securities - 9.1%
BB&T Municipal Trust Revenue VRDB, Series 2022, Floaters,
(Branch Banking & Trust Co. LOC),
0.03%, 3/9/15(2)	15,000	15,000
BB&T Municipal Trust Various States G.O., Floaters, Series 2048,
(Branch Banking & Trust Co. LOC),
0.03%, 3/9/15(2)	16,095	16,095
BB&T Municipal Trust Various States VRDB, Series 1039,
(Branch Banking & Trust Co. LOC),
0.12%, 3/9/15(2)	14,225	14,225
Blackrock Muniyield Quality Fund, Inc. VRDP, Series W-7-1766,
0.11%, 3/9/15	10,000	10,000
Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M019-A,
(FHLMC LOC),
0.05%, 3/9/15(4)	17,885	17,885
Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M021-A,
(FHLMC LOC),
0.05%, 3/9/15(4)	31,995	31,995
Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M023-A,
(FHLMC LOC),
0.04%, 3/9/15(4)	35,995	35,995
Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M024-A,
0.05%, 3/9/15(4)	20,925	20,925
Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M031, Class A,
(FHLMC LOC),
0.03%, 3/9/15(2) (4)	11,495	11,495
FHLMC Multifamily Revenue VRDB, Series MO28, Class A,
0.04%, 3/9/15(4)	29,590	29,590
FHLMC Multifamily Variable Rate Demand Certificates Revenue Bonds, Series M015, Class A,
(FHLMC LOC),
0.05%, 3/9/15(4)	3,290	3,290
Nuveen Investment Quality Municipal Fund, Inc. Tax-Exempt VRDP, Series 1-2118,
0.11%, 3/9/15(2)	40,000	40,000
Nuveen Premium Income Municipal Fund, Inc. Tax-Exempt VRDP, Series 1-4895,
0.11%, 3/9/15(2)	95,000	95,000
Nuveen Select Quality Municipal Fund, Tax-Exempt VRDP, Series 1-2525,
0.11%, 3/9/15(2)	50,000	50,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    19    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.5% continued
Municipal States Pooled Securities - 9.1% continued
Sun America Trust Various States Revenue VRDB, Series 2,
(FHLMC LOC),
0.08%, 3/9/15	$22,200	$22,200

		413,695

Total Municipal Investments (Cost $4,516,184)		4,516,184

Total Investments - 99.5% (Cost $4,516,184)(5)		4,516,184

Other Assets less Liabilities - 0.5%		22,311

NET ASSETS - 100.0%		$4,538,495

(1)	Restricted security has been deemed illiquid. At February 28, 2015, the value of this restricted illiquid security amounted to approximately $17,060,000 or 0.4% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	AQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Arizona Board of Regents COPS, Floaters, Series 1918,
0.04%, 3/9/15	10/31/11 - 12/1/14	$17,060

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that this entity continue to meet its obligations to holders of bonds that it has issued or guaranteed.
(5)	The cost for federal income tax purposes was $4,516,184.

Percentages shown are based on Net Assets.

At February 28, 2015, the industry sectors for the Portfolio were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Housing	24.0%
State	11.3
Hospital	10.7
Transportation	7.4
IDB & PCR	5.3
All other sectors less than 5%	41.3

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of February 28, 2015:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Municipal Portfolio	$—	$4,516,184	(1)	$—	$4,516,184

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 28, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2014.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

MONEY MARKET PORTFOLIOS    20    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2015 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

CP - Commercial Paper

EDA - Economic Development Authority

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

HFA - Housing Finance Authority

IDA - Industrial Development Authority

IDB - Industrial Development Board

IDR - Industrial Development Revenue

LOC - Letter of Credit

PCR - Pollution Control Revenue

RANS - Revenue Anticipation Notes

ROCS - Reset Option Certificates

SFM - Single Family Mortgage

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

TRB - Taxable Revenue Bonds

VRDB - Variable Rate Demand Bonds

VRDP - Variable Rate Dividend Preferred

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    21    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO	FEBRUARY 28, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 4.5%
ABS Other - 4.5%
Collateralized Commercial Paper Co. LLC,
0.35%, 7/31/15	$12,000	$11,983
Collateralized Commercial Paper II Co.,
0.28%, 4/1/15(1)	33,000	32,992
0.29%, 4/28/15(1) (2)	13,000	13,000
Kells Funding LLC,
0.18%, 4/27/15	15,000	14,995
0.26%, 5/5/15(1) (2)	20,000	19,999
0.23%, 6/12/15(1)	16,000	15,989
Victory Receivables Corp.,
0.17%, 3/9/15(1)	5,000	5,000
0.17%, 3/10/15(1)	14,000	13,999

		127,957

Total ABS Commercial Paper (Cost $127,957)		127,957

ASSET-BACKED SECURITIES - 0.4%
Car Loan - 0.4%
Honda Auto Receivables Owner Trust, Series 2015-1, Class A1,
0.24%, 6/14/15	10,536	10,536

Total Asset-Backed Securities (Cost $10,536)		10,536

CERTIFICATES OF DEPOSIT - 39.0%
Banking - 39.0%
Bank of America N.A.,
0.26%, 4/1/15	10,000	10,000
Bank of America N.A., Chicago Branch,
0.26%, 3/3/15	28,000	28,000
Bank of America N.A., New York Branch,
0.26%, 3/16/15	25,000	25,000
Bank of Montreal, Chicago Branch,
0.22%, 4/10/15	7,000	7,000
Bank of Nova Scotia, Houston,
0.21%, 3/2/15, FRCD(2)	35,000	35,000
0.25%, 3/9/15, FRCD(2)	15,000	15,000
0.31%, 3/11/15, FRCD(2)	6,000	6,000
0.25%, 4/8/15, FRCD	7,000	7,000
0.26%, 5/5/15, FRCD(2)	22,000	22,000
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.25%, 4/14/15	25,000	25,000
0.24%, 4/29/15	30,000	30,000
BMO Harris Bank N.A.,
0.25%, 3/11/15	15,740	15,740
Canadian Imperial Bank of Commerce,
0.26%, 3/2/15, FRCD(2)	8,000	8,000
0.20%, 5/20/15	14,000	14,000
Citibank N.A., New York Branch,
0.25%, 3/23/15	5,000	5,000
0.25%, 4/24/15	20,000	20,000
Commonwealth Bank of Australia, London,
0.27%, 3/24/15, FRCD	13,000	13,000
DNB Nor Bank ASA, London,
0.20%, 3/6/15	27,000	27,000
DNB Nor Bank ASA, New York Branch,
0.18%, 5/5/15	10,000	10,000
0.20%, 5/26/15	15,000	15,000
HSBC Bank PLC, London Branch,
0.31%, 6/17/15	11,000	11,000
0.32%, 6/26/15	15,000	15,001
JPMorgan Chase Bank N.A.,
0.31%, 4/23/15, FRCD(2)	15,000	15,000
0.25%, 6/2/15	29,000	29,000
JPMorgan Chase Bank N.A., New York Branch,
0.29%, 4/17/15, FRCD	23,000	23,000
Mitsubishi UFJ Trust & Banking Corp.,
0.26%, 4/7/15	11,000	11,000
0.25%, 5/1/15	9,000	9,000
Mizuho Bank Ltd., New York Branch,
0.26%, 3/24/15	10,000	10,000
National Australia Bank Ltd., London,
0.27%, 3/2/15(2)	15,000	15,000
0.24%, 3/18/15	25,000	25,000
Nordea Bank Finland PLC, New York,
0.23%, 5/20/15	20,000	20,000
0.24%, 5/20/15	10,000	10,000
Norinchukin Bank, New York Branch,
0.28%, 3/12/15	16,040	16,040
0.28%, 3/18/15	35,000	35,000
Oversea-Chinese Banking Corp. Ltd.,
0.22%, 5/11/15	18,000	18,000
0.21%, 5/28/15	9,000	9,000
Rabobank Nederland, London Branch,
0.21%, 4/22/15	29,000	29,000
0.20%, 5/5/15	18,000	18,000
0.21%, 5/8/15	20,000	20,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 39.0% continued
Banking - 39.0% continued
Rabobank Nederland, New York Branch,
0.21%, 3/9/15, FRCD(2)	$21,000	$21,000
Royal Bank of Canada, New York,
0.28%, 3/2/15, FRCD(2)	3,100	3,100
0.24%, 3/10/15, FRCD(2)	4,000	4,000
0.25%, 3/16/15, FRCD(2)	10,000	10,000
0.27%, 7/6/15	25,000	25,000
Shizuoka Bank, New York Branch,
0.23%, 3/16/15	10,000	10,000
0.24%, 4/1/15	11,000	11,000
Skandinaviska Enskilda Banken AB, New York,
0.20%, 3/3/15	19,000	19,000
0.20%, 5/13/15	5,000	5,000
State Street Bank & Trust Co.,
0.25%, 3/22/15, FRCD(2)	5,000	5,000
0.31%, 4/7/15, FRCD(2)	15,000	15,000
Sumitomo Mitsui Bank, New York,
0.24%, 5/11/15	15,000	15,000
Sumitomo Mitsui Banking Corp.,
0.28%, 5/13/15	26,000	26,000
Sumitomo Mitsui Trust Bank Ltd.
0.26%, 4/13/15	10,000	10,000
Svenska Handelsbanken AB, New York,
0.18%, 3/18/15	31,000	31,000
Toronto Dominion Bank, New York,
0.25%, 4/15/15, FRCD	6,000	6,000
0.19%, 4/22/15	13,000	13,000
0.27%, 5/22/15, FRCD(2)	17,000	17,000
0.25%, 7/16/15	10,000	10,000
0.26%, 7/17/15	20,000	20,000
0.53%, 2/24/16	7,000	7,000
US Bank N.A.,
0.16%, 4/28/15	16,000	16,000
Wells Fargo Bank N.A.,
0.24%, 3/2/15, FRCD(2)	13,785	13,785
0.27%, 3/2/15, FRCD(2)	15,495	15,495
0.27%, 3/3/15, FRCD(2)	20,000	20,000
0.23%, 3/4/15	15,000	15,000
0.23%, 4/7/15	25,000	25,000
0.23%, 5/4/15	28,000	28,000
0.31%, 5/26/15, FRCD(2)	15,000	15,000
Westpac Banking Corp., New York,
0.27%, 5/26/15, FRCD	7,000	7,000

		1,114,161

Total Certificates of Deposit (Cost $1,114,161)		1,114,161

COMMERCIAL PAPER - 16.2%
Automotive - 0.8%
Toyota Motor Credit Corp.,
0.21%, 5/12/15	24,000	23,990

Banking - 6.5%
Australia and New Zealand Banking Group,
0.28%, 5/20/15(1) (2)	27,000	27,000
DBS Bank Ltd.,
0.24%, 3/16/15(1)	6,000	5,999
0.18%, 4/28/15(1)	12,000	11,997
Nordea Bank AB,
0.28%, 8/26/15(1) (3)	14,000	13,981
Oversea-Chinese Banking Corp.,
0.17%, 3/26/15	12,000	11,998
0.21%, 4/1/15	28,000	27,995
0.18%, 4/28/15	6,000	5,998
0.28%, 6/16/15	12,000	11,990
PNC Bank N.A.,
0.41%, 9/10/15	21,000	20,955
Skandinaviska Enskilda Banken AB,
0.20%, 3/5/15(1)	12,000	12,000
State Street Corp.,
0.18%, 4/21/15	12,000	11,997
Sumitomo Mitsui Banking Corp.,
0.24%, 6/1/15(1) (3)	15,000	14,991
United Overseas Bank Ltd.,
0.24%, 4/7/15(1)	8,000	7,998

		184,899

Brokerage - 0.8%
JP Morgan Securities LLC,
0.27%, 5/13/15	7,000	6,996
0.30%, 7/22/15	15,000	14,982

		21,978

Diversified Manufacturing - 4.7%
General Electric Co.,
0.06%, 3/4/15	135,000	134,999

PRIME OBLIGATIONS PORTFOLIO    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 16.2% continued
Finance Companies - 1.3%
General Electric Capital Corp.,
0.20%, 4/6/15	$7,000	$6,999
0.20%, 4/7/15	5,000	4,999
0.28%, 8/5/15	20,000	19,976
0.25%, 8/7/15	6,000	5,993

		37,967

Food and Beverage - 1.2%
Coca-Cola (The) Co.,
0.29%, 9/18/15	34,000	33,945

Foreign Agencies - 0.9%
Electricite De France S.A.,
0.19%, 4/24/15(1)	11,000	10,997
Korea Development Bank,
0.29%, 5/5/15	14,000	13,993

		24,990

Total Commercial Paper (Cost $462,768)		462,768

CORPORATE NOTES/BONDS - 6.8%
Automotive - 1.2%
American Honda Finance Corp.,
0.25%, 4/7/15, FRN(2)	34,000	34,000

Banking - 2.9%
Bank of Montreal, Chicago Branch,
0.40%, 5/12/15, FRN(2)	4,000	4,002
Bank of Nova Scotia,
1.65%, 10/29/15, FRN(1)	15,821	15,949
Bank of Nova Scotia, Houston Branch,
0.40%, 4/2/15, FRN(2)	6,000	6,004
Canadian Imperial Bank of Commerce,
2.35%, 12/11/15	3,000	3,042
Commonwealth Bank of Australia,
1.43%, 3/16/15, FRN(1) (2)	18,000	18,064
0.85%, 4/8/15, FRN(1) (2)	10,000	10,035
National Bank of Canada,
1.50%, 6/26/15	13,000	13,050
Westpac Banking Corp.,
3.00%, 12/9/15	13,250	13,506

		83,652

Finance Companies - 0.2%
General Electric Capital Corp.,
0.48%, 4/14/15, FRN(2)	6,150	6,160

Foreign Agencies - 0.8%
Export Development Canada,
0.18%, 3/2/15, FRN(1) (2)	12,000	12,000
0.15%, 3/13/15, FRN(1) (2)	10,000	10,000

		22,000

Foreign Local Government - 0.2%
Province of Quebec Canada,
4.60%, 5/26/15	6,640	6,708

Integrated Energy - 0.1%
Shell International Finance B.V.,
0.33%, 5/11/15, FRN(2)	3,000	3,001

Retailers - 0.7%
Wal-Mart Stores,
5.32%, 6/1/15, FRN	20,000	20,259

Supranational - 0.7%
International Bank for Reconstruction & Development,
0.14%, 3/2/15, FRN(2)	8,000	7,998
0.30%, 10/9/15	12,000	12,000

		19,998

Total Corporate Notes/Bonds (Cost $195,778)		195,778

EURODOLLAR TIME DEPOSITS - 19.7%
Banking - 19.7%
Australia and New Zealand Banking,
0.06%, 3/2/15	29,000	29,000
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.08%, 3/2/15	71,000	71,000
0.14%, 3/2/15	71,000	71,000
0.14%, 3/3/15	75,000	75,000
Credit Agricole S.A., London,
0.10%, 3/2/15	33,000	33,000
Den Norske Bank, Grand Cayman,
0.05%, 3/2/15	76,000	76,000
HSBC Holdings PLC, Paris Branch,
0.14%, 3/2/15	83,000	83,000
Shizuoka Bank, New York Branch,
0.10%, 3/2/15	125,000	125,000

		563,000

Total Eurodollar Time Deposits (Cost $563,000)		563,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MEDIUM TERM NOTES - 0.4%
Banking - 0.4%
Royal Bank of Canada,
2.63%, 12/15/15	$12,000	$12,206

Total Medium Term Notes (Cost $12,206)		12,206

U.S. GOVERNMENT AGENCIES - 9.4%(4)
Federal Farm Credit Bank - 1.3%
FFCB Discount Notes,
0.11%, 4/7/15	10,000	9,999
0.20%, 7/23/15	5,000	4,996
0.18%, 11/24/15	5,000	4,993
FFCB FRN,
0.17%, 3/2/15(2)	10,000	10,000
0.20%, 3/2/15(2)	5,000	5,000
0.16%, 3/22/15(2)	3,000	3,000

		37,988

Federal Home Loan Bank - 6.4%
FHLB Bonds,
0.20%, 10/16/15	7,000	6,998
0.34%, 3/9/16	10,000	9,998
FHLB Discount Notes,
0.08%, 3/13/15	19,000	19,000
0.09%, 3/20/15	16,000	15,999
0.10%, 3/20/15	9,000	9,000
0.09%, 3/25/15	18,000	17,999
0.07%, 4/6/15	23,000	22,998
0.18%, 11/19/15	5,000	4,993
FHLB FRN,
0.12%, 3/7/15(2)	20,000	20,000
0.16%, 3/11/15(2)	20,000	19,998
0.12%, 3/20/15(2)	37,000	36,997

		183,980

Federal Home Loan Mortgage Corporation - 0.2%
FHLMC Discount Note,
0.10%, 4/21/15	5,000	4,999

Federal National Mortgage Association - 1.5%
FNMA FRN,
0.14%, 3/5/15(2)	15,000	14,999
0.16%, 3/21/15(2)	17,000	17,003
0.19%, 3/26/15(2)	10,000	9,998

		42,000

Total U.S. Government Agencies (Cost $268,967)		268,967

U.S. GOVERNMENT OBLIGATIONS - 3.4%
U.S. Treasury Floating Rate Notes - 3.4%
0.07%, 3/2/15(2)	39,000	39,001
0.09%, 3/2/15(2)	37,661	37,662
0.10%, 3/2/15(2)	21,000	20,999

		97,662

Total U.S. Government Obligations (Cost $97,662)		97,662

Investments, at Amortized Cost ($2,853,035)		2,853,035

REPURCHASE AGREEMENTS - 8.3%
Joint Repurchase Agreements - 0.9%(5)
Bank of America Securities LLC, dated 2/27/15, repurchase price $8,239
0.05%, 3/6/15	8,239	8,239
Morgan Stanley & Co., Inc., dated 2/27/15, repurchase price $8,239
0.06%, 3/6/15	8,239	8,239
Societe Generale, New York Branch, dated 2/27/15, repurchase price $8,240
0.07%, 3/6/15	8,240	8,240

		24,718

Repurchase Agreements - 7.4%(6)
Bank of America N.A., dated 02/27/15, repurchase price $150,001
0.08%, 3/2/15	150,000	150,000

PRIME OBLIGATIONS PORTFOLIO    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 8.3% continued
Repurchase Agreements - 7.4%(6) continued
JPMorgan Securities LLC, dated 2/27/15, repurchase price $63,024
0.47%, 5/30/15	$63,000	$63,000

		213,000

Total Repurchase Agreements (Cost $237,718)		237,718

Total Investments - 108.1% (Cost $3,090,753)(7)		3,090,753

Liabilities less Other Assets - (8.1)%		(232,028)

NET ASSETS - 100.0%		$2,858,725

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	Restricted security has been deemed illiquid. At February 28, 2015, the value of these restricted illiquid securities amounted to approximately $28,972,000 or 1.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Nordea Bank AB,
0.28%, 8/26/15	2/26/15	$13,981

Sumitomo Mitsui Banking Corp.,
0.24%, 6/1/15	2/26/15	14,991

(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$2,570	0.75% - 4.38%	1/15/25 - 2/15/44
U.S. Treasury Notes	$22,647	0.13% - 2.88%	4/15/16 - 1/15/24

Total	$25,217

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
Corporate Bonds	$67,411	2.00% - 6.25%	6/15/18 - 1/15/35
FHLMC	$6	3.50%	5/1/42
FNMA	$101,326	3.50% - 4.00%	3/1/42 - 10/1/43
GNMA	$53,168	3.00% - 4.00%	8/15/41 - 11/20/42

Total	$221,911

(7)	The cost for federal income tax purposes was $3,090,753.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of February 28, 2015:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Prime Obligations Portfolio	$—	$3,090,753	(1)	$—	$3,090,753

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 28, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2014.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued	FEBRUARY 28, 2015 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABS - Asset Backed Securities

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificates of Deposit

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    6    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO	FEBRUARY 28, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 4.1%
ABS Other - 4.1%
Collateralized Commercial Paper Co. LLC,
0.35%, 7/31/15	$7,000	$6,990
Collateralized Commercial Paper II Co.,
0.28%, 4/1/15(1)	19,000	18,995
0.29%, 4/28/15(1) (2)	8,000	8,000
Kells Funding LLC,
0.18%, 4/27/15	9,000	8,997
0.26%, 4/27/15(1) (2)	10,000	9,999
0.23%, 6/12/15(1)	9,000	8,994
Victory Receivables Corp.,
0.17%, 3/9/15(1)	3,000	3,000
0.17%, 3/10/15(1)	9,000	9,000
0.17%, 3/19/15(1)	5,000	5,000
0.17%, 3/26/15	10,000	9,999

		88,974

Total ABS Commercial Paper (Cost $88,974)		88,974

ASSET-BACKED SECURITIES - 1.2%
Car Loan - 1.2%
Ford Credit Auto Owner Trust, Series 2014-C, Class A1,
0.23%, 4/21/15(1)	8,107	8,107
Honda Auto Receivables Owner Trust, Series 2014-4,
0.22%, 5/22/15	5,241	5,241
Honda Auto Receivables Owner Trust, Series 2015-1, Class A1,
0.24%, 6/14/15	6,146	6,146
Hyundai Auto Receivables Trust, Series 2015-A, Class A1,
0.24%, 5/12/15	5,682	5,682

		25,176

Total Asset-Backed Securities (Cost $25,176)		25,176

CERTIFICATES OF DEPOSIT - 37.7%
Banking - 37.7%
Bank of America N.A., Chicago Branch,
0.26%, 3/3/15	4,000	4,000
Bank of America N.A., New York Branch,
0.20%, 3/23/15	5,000	5,000
0.30%, 7/17/15	15,000	15,000
0.32%, 9/1/15	12,000	12,000
Bank of Montreal, Chicago Branch,
0.20%, 3/18/15	12,000	12,000
0.22%, 4/10/15	4,000	4,000
Bank of Nova Scotia, Houston,
0.21%, 3/2/15, FRCD(2)	5,000	5,000
0.31%, 3/11/15, FRCD(2)	6,000	6,000
0.26%, 5/5/15, FRCD(2)	13,000	13,000
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.23%, 4/14/15	5,000	5,000
0.24%, 4/29/15	15,000	15,000
0.25%, 5/26/15	15,000	15,000
BMO Harris Bank N.A.,
0.25%, 3/11/15	9,260	9,260
Canadian Imperial Bank of Commerce,
0.26%, 3/2/15, FRCD(2)	4,000	4,000
0.20%, 5/20/15	9,000	9,000
Citibank N.A.,
0.25%, 3/11/15	15,000	15,000
Citibank N.A., New York Branch,
0.25%, 3/23/15	15,000	15,000
0.25%, 4/24/15	5,000	5,000
Commonwealth Bank of Australia, London,
0.26%, 4/8/15, FRCD	9,000	9,000
DNB Nor Bank ASA, London,
0.20%, 3/6/15	15,000	15,000
DNB Nor Bank ASA, New York Branch,
0.18%, 5/5/15	6,000	6,000
0.20%, 5/26/15	15,000	15,000
HSBC Bank PLC, London Branch,
0.25%, 3/24/15	10,000	10,000
0.32%, 6/26/15	9,000	9,001
JPMorgan Chase Bank N.A.,
0.29%, 4/17/15, FRCD	800	800
0.31%, 4/23/15, FRCD(2)	11,000	11,000
0.25%, 6/2/15	16,000	16,000
JPMorgan Chase Bank N.A., New York Branch,
0.29%, 4/17/15, FRCD	13,000	13,000
Mitsubishi UFJ Trust & Banking Corp.,
0.26%, 4/7/15	7,000	7,000
0.25%, 5/1/15	6,000	6,000
0.24%, 5/26/15	15,000	15,000
Mizuho Bank Ltd., New York Branch,
0.26%, 3/24/15	6,000	6,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 37.7% continued
Banking - 37.7% continued
National Australia Bank Ltd., London,
0.27%, 3/2/15, FRCD(2)	$25,000	$25,000
0.24%, 3/18/15	15,000	15,000
National Bank of Canada, New York,
0.35%, 8/19/15	9,000	9,000
Nordea Bank Finland PLC, New York,
0.23%, 5/20/15	10,000	10,000
0.24%, 5/20/15	2,000	2,000
Norinchukin Bank, New York Branch,
0.28%, 3/12/15	9,100	9,100
0.28%, 3/18/15	20,000	20,000
Oversea-Chinese Banking Corp. Ltd.,
0.22%, 5/11/15	11,000	11,000
0.21%, 5/28/15	5,000	5,000
Rabobank Nederland, London Branch,
0.21%, 4/22/15	14,000	14,000
0.20%, 5/5/15	10,000	10,000
0.21%, 5/8/15	15,000	15,000
Rabobank Nederland, New York Branch,
0.21%, 3/9/15, FRCD(2)	12,000	12,000
0.30%, 9/1/15	10,000	10,000
Royal Bank of Canada, New York,
0.28%, 3/2/15, FRCD(2)	1,800	1,800
0.25%, 3/16/15, FRCD(2)	5,000	5,000
0.27%, 7/6/15	20,000	20,000
Shizuoka Bank, New York Branch,
0.23%, 3/16/15	5,000	5,000
0.24%, 4/1/15	8,000	8,000
Skandinaviska Enskilda Banken AB, New York,
0.20%, 3/3/15	13,000	13,000
0.18%, 4/23/15	13,000	13,000
0.20%, 5/13/15	9,000	9,000
State Street Bank & Trust Co.,
0.31%, 4/7/15, FRCD(2)	8,000	8,000
Sumitomo Mitsui Bank, New York,
0.24%, 5/11/15	8,000	8,000
Sumitomo Mitsui Banking Corp.,
0.28%, 5/13/15	3,000	3,000
0.28%, 5/20/15	17,000	17,000
Sumitomo Mitsui Banking Corp., New York,
0.24%, 5/5/15	4,000	4,000
Sumitomo Mitsui Trust Bank Ltd.,
0.26%, 4/13/15	6,000	6,000
0.23%, 5/26/15	12,000	12,000
Svenska Handelsbanken AB, New York,
0.18%, 3/18/15	15,000	15,000
Toronto Dominion Bank, New York Branch,
0.18%, 3/3/15	14,000	14,000
0.25%, 4/15/15, FRCD	4,000	4,000
0.19%, 4/22/15	8,000	8,000
0.27%, 5/22/15, FRCD(2)	10,000	10,000
0.24%, 6/12/15	9,000	9,000
0.26%, 7/17/15	15,000	15,000
0.53%, 2/24/16	6,000	6,000
US Bank N.A.,
0.16%, 4/28/15	10,000	10,000
Wells Fargo Bank N.A.,
0.27%, 3/2/15, FRCD(2)	7,405	7,405
0.27%, 3/3/15, FRCD(2)	10,000	10,000
0.23%, 3/4/15	15,000	15,000
0.26%, 4/2/15, FRCD	10,000	10,000
0.23%, 4/7/15	8,000	8,000
0.30%, 4/20/15, FRCD(2)	5,000	5,000
0.23%, 5/4/15	16,000	16,000
0.23%, 5/13/15	2,000	2,000
0.29%, 5/18/15, FRCD(2)	1,000	1,000
0.31%, 5/26/15, FRCD(2)	12,000	12,000
0.27%, 8/7/15	14,000	14,000
Westpac Banking Corp., New York,
0.27%, 5/12/15, FRCD	7,000	7,000
0.27%, 5/26/15, FRCD	4,000	4,000

		809,366

Total Certificates of Deposit (Cost $809,366)		809,366

COMMERCIAL PAPER - 15.7%
Automotive - 0.7%
Toyota Motor Credit Corp.,
0.21%, 5/12/15	15,000	14,994

Banking - 6.3%
Australia and New Zealand Banking Group,
0.28%, 5/20/15(1) (2)	14,000	14,000
DBS Bank Ltd.,
0.24%, 3/16/15(1)	3,000	3,000
0.18%, 4/28/15(1)	7,000	6,998
Nordea Bank AB,
0.28%, 8/26/15(1) (3)	22,000	21,970

LIQUID ASSETS PORTFOLIO    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 15.7% continued
Banking - 6.3% continued
Oversea-Chinese Banking Corp.,
0.17%, 3/26/15	$7,000	$6,999
0.21%, 4/1/15	14,000	13,997
0.18%, 4/28/15	20,000	19,994
0.28%, 6/16/15	7,000	6,994
PNC Bank N.A.,
0.41%, 9/10/15	13,000	12,972
State Street Corp.,
0.18%, 4/21/15	7,000	6,998
Sumitomo Mitsui Banking Corp.,
0.24%, 6/1/15(1) (3)	20,000	19,988

		133,910

Brokerage - 1.1%
JP Morgan Securities LLC,
0.27%, 5/13/15	11,000	10,994
0.30%, 7/22/15	9,000	8,989
0.30%, 8/3/15	4,000	3,995

		23,978

Diversified Manufacturing - 4.6%
General Electric Co.,
0.06%, 3/3/15	44,000	44,000
0.06%, 3/4/15	55,000	55,000

		99,000

Finance Companies - 1.9%
General Electric Capital Corp.,
0.19%, 4/8/15	4,000	3,999
0.28%, 8/5/15	13,000	12,984
0.25%, 8/7/15	4,000	3,996
0.30%, 9/25/15	20,000	19,965

		40,944

Food and Beverage - 0.8%
Coca-Cola (The) Co.,
0.29%, 9/18/15	18,000	17,971

Foreign Agencies - 0.3%
Electricite De France S.A.,
0.19%, 4/24/15(1)	7,000	6,998

Total Commercial Paper (Cost $337,795)		337,795

CORPORATE NOTES/BONDS - 4.9%
Automotive - 0.9%
American Honda Finance Corp.,
0.25%, 4/7/15, FRN(2)	19,000	19,000

Banking - 1.9%
Bank of Montreal, Chicago Branch,
0.40%, 5/12/15, FRN(2)	2,000	2,001
Bank of Nova Scotia, Houston Branch,
0.40%, 4/2/15, FRN(2)	3,000	3,002
0.48%, 4/13/15, FRN(2)	4,000	4,007
Canadian Imperial Bank of Commerce,
2.35%, 12/11/15	2,000	2,028
Commonwealth Bank of Australia,
1.43%, 3/16/15, FRN(1) (2)	9,000	9,032
0.85%, 4/8/15, FRN(1) (2)	9,000	9,031
National Bank of Canada,
1.50%, 6/26/15	7,000	7,027
Westpac Banking Corp.,
3.00%, 12/9/15	4,000	4,076

		40,204

Construction/Machinery - 0.3%
Caterpillar Financial Services Corp.,
1.05%, 3/26/15	6,000	6,003

Finance Companies - 0.2%
General Electric Capital Corp.,
0.85%, 4/8/15, FRN(2)	4,000	4,019

Food and Beverage - 0.4%
Pepsico, Inc.,
0.75%, 3/5/15	8,000	8,000

Foreign Agencies - 0.5%
Export Development Canada,
0.18%, 3/2/15, FRN(1) (2)	7,000	7,000
0.15%, 3/13/15, FRN(1) (2)	5,000	5,000

		12,000

Retailers - 0.4%
Wal-Mart Stores, Inc.,
5.32%, 6/1/15, FRN	8,000	8,104

Supranational - 0.3%
International Bank for Reconstruction & Development,
0.30%, 10/9/15	7,000	7,000

Total Corporate Notes/Bonds (Cost $104,330)		104,330

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EURODOLLAR TIME DEPOSITS - 20.4%
Banking - 20.4%
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.08%, 3/2/15	$50,000	$50,000
0.14%, 3/2/15	50,000	50,000
0.14%, 3/3/15	54,000	54,000
Barclays Bank PLC, London Branch,
0.13%, 3/2/15	9,000	9,000
Credit Agricole S.A., London,
0.10%, 3/2/15	24,000	24,000
Den Norske Bank, Grand Cayman,
0.05%, 3/2/15	54,000	54,000
HSBC Holdings PLC, Paris Branch,
0.14%, 3/2/15	60,000	60,000
Skandinaviska Enskilda Banken AB,
0.05%, 3/2/15	69,000	69,000
Svenska Handelsbanken, Cayman Island,
0.04%, 3/2/15	69,000	69,000

		439,000

Total Eurodollar Time Deposits (Cost $439,000)		439,000

MEDIUM TERM NOTES - 1.2%
Finance Companies - 1.2%
General Electric Capital Corp.,
4.88%, 3/4/15	7,294	7,297
3.50%, 6/29/15	8,000	8,084
1.00%, 1/8/16	10,000	10,046

		25,427

Total Medium Term Notes (Cost $25,427)		25,427

U.S. GOVERNMENT AGENCIES - 5.0%(4)
Federal Farm Credit Bank - 0.7%
FFCB Discount Note,
0.20%, 7/23/15	2,000	1,998
FFCB FRN,
0.17%, 3/2/15(2)	13,000	12,998

		14,996

Federal Home Loan Bank - 3.6%
FHLB Discount Notes,
0.08%, 3/13/15	11,000	11,000
0.10%, 3/20/15	5,000	5,000
0.09%, 3/25/15	11,000	10,999
0.07%, 4/6/15	14,000	13,999
FHLB FRN,
0.12%, 3/7/15(2)	5,000	5,000
0.16%, 3/11/15(2)	9,000	8,999
0.12%, 3/20/15(2)	22,000	21,998

		76,995

Federal National Mortgage Association - 0.7%
FNMA FRN,
0.14%, 3/5/15(2)	5,000	5,000
0.16%, 3/21/15(2)	10,000	10,002

		15,002

Total U.S. Government Agencies (Cost $106,993)		106,993

U.S. GOVERNMENT OBLIGATIONS - 3.6%
U.S. Treasury Bills - 0.7%
0.22%, 12/10/15	6,000	5,990
0.27%, 1/7/16	9,000	8,979

		14,969

U.S. Treasury Floating Rate Notes - 2.9%
0.07%, 3/2/15(2)	16,000	16,000
0.09%, 3/2/15(2)	31,563	31,564
0.10%, 3/2/15(2)	14,000	13,999

		61,563

Total U.S. Government Obligations (Cost $76,532)		76,532

MUNICIPAL INVESTMENTS - 2.1%
California - 0.6%
Riverside County Taxable Variable COPS,
(State Street Bank & Trust Co. LOC),
0.13%, 3/9/15	3,900	3,900
San Jose Redevelopment Agency Variable Rate Demand Obligations,
(JPMorgan Chase Bank N.A. LOC),
0.32%, 4/10/15	10,000	10,000

		13,900

Florida - 0.1%
Miami-Dade County Industrial Development Authority Adjustable TRB, Miami Stadium Project,
(TD Bank N.A. LOC),
0.12%, 3/9/15	2,550	2,550

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    4    LIQUID ASSETS PORTFOLIO

FEBRUARY 28, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 2.1% continued
Illinois - 0.6%
Lexington Financial Services LLC U.S. Domestic Bonds,
(Bank of America N.A. LOC),
0.32%, 3/9/15	$12,000	$12,000

New York - 0.4%
Oneida County Industrial Development Agency Civic Facilities Taxable VRDB, Series F, Mohawk St. Lukes,
(Bank of America N.A. LOC),
0.12%, 3/9/15	3,020	3,020
RBC Municipal Products, Inc. Trust Taxable Floater Notes, Series E-51,
(Royal Bank of Canada LOC),
0.27%, 3/9/15(1) (2)	4,640	4,640

		7,660

Texas - 0.4%
University of North Texas Municipal Interest Bearing CP,
0.23%, 3/16/15	8,760	8,760

Total Municipal Investments (Cost $44,870)		44,870

Investments, at Amortized Cost ($2,058,463)		2,058,463

REPURCHASE AGREEMENTS - 13.3%
Joint Repurchase Agreements - 1.9%(5)
Bank of America Securities LLC, dated 2/27/15, repurchase price $13,477
0.05%, 3/6/15	13,477	13,477
Morgan Stanley & Co., Inc., dated 2/27/15, repurchase price $13,477
0.06%, 3/6/15	13,477	13,477
Societe Generale, New York Branch, dated 2/27/15, repurchase price $13,476
0.07%, 3/6/15	13,476	13,476

		40,430

Repurchase Agreements - 11.4%(6)
Bank of America N.A., dated 2/27/15, repurchase price $5,000
0.08%, 3/2/15	5,000	5,000
Barclays Capital, Inc., dated 2/27/15, repurchase price $65,000
0.05%, 3/2/15	65,000	65,000
Citigroup Global Markets, Inc., dated 2/27/15, repurchase price $75,001
0.08%, 3/2/15	75,000	75,000
Credit Suisse Securities, dated 2/27/15, repurchase price $25,003
0.37%, 6/3/15	25,000	25,000
Goldman Sachs & Co., dated 2/27/15, repurchase price $15,006
0.45%, 6/3/15	15,000	15,000
JPMorgan Clearing Corp., dated 2/27/15, repurchase price $15,003
0.24%, 3/7/15	15,000	15,000
JPMorgan Securities LLC, dated 2/27/15, repurchase price $10,004
0.47%, 5/30/15	10,000	10,000
Scotia Capital USA, Inc., dated 2/27/15, repurchase price $20,000
0.22%, 3/2/15	20,000	20,000
SG Americas Securities LLC, dated 2/27/15, repurchase price $15,000
0.20%, 3/2/15	15,000	15,000

		245,000

Total Repurchase Agreements (Cost $285,430)		285,430

Total Investments - 109.2% (Cost $2,343,893)(7)		2,343,893

Liabilities less Other Assets - (9.2)%		(198,189)

NET ASSETS - 100.0%		$2,145,704

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	Restricted security has been deemed illiquid. At February 28, 2015, the value of these restricted illiquid securities amounted to approximately $41,958,000 or 2.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Nordea Bank AB,
0.28%, 8/26/15	2/26/15	$21,970

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	FEBRUARY 28, 2015 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Sumitomo Mitsui Banking Corp.,
0.24%, 6/1/15	2/26/15	$19,987

(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$4,204	0.75% - 4.38%	1/15/25 - 2/15/44
U.S. Treasury Notes	$37,043	0.13% - 2.88%	4/15/16 - 1/15/24

Total	$41,247

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
Common Stock	$60,210	Not Applicable	Not Applicable
Corporate Bonds	$48,151	0.40% - 7.70%	6/15/18 - 2/15/36
FHLMC	$8,593	2.74%	1/1/45
FNMA	$51,566	3.00% - 6.50%	6/1/26 - 2/1/45
GNMA	$22,241	3.00% - 4.00%	11/20/42 - 12/20/44
U.S. Treasury Notes	$66,300	1.00%	12/15/17

Total	$257,061

(7)	The cost for federal income tax purposes was $2,343,893.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of February 28, 2015:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Liquid Assets Portfolio	$—	$2,343,893	(1) (2)	$—	$2,343,893

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the Liquid Assets Portfolio are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the Liquid Assets Portfolio as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 28, 2015, there were no transfers between Level 1, Level 2 or Level 3 classification based on levels assigned to the securities on November 30, 2014.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rates.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABS - Asset Backed Securities

COPS - Certificates of Participation

CP - Commercial Paper

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificates of Deposit

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

LOC - Letter of Credit

TRB - Taxable Revenue Bonds

VRDB - Variable Rate Demand Bonds

LIQUID ASSETS PORTFOLIO    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	April 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	April 28, 2015

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	April 28, 2015